UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05159
                                                     ---------

                               RS Investment Trust
      -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
      -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



----------------------------------------------------------------------------

Schedule of Investments - RS Diversified Growth Fund

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
COMMON STOCKS -- 95.6%

ADVERTISING AGENCIES -- 1.3%
Fastclick, Inc. 1                                   14,300      $    171,600
Greenfield Online, Inc. 1                          497,758         9,780,945
----------------------------------------------------------------------------
                                                                   9,952,545
----------------------------------------------------------------------------

AEROSPACE -- 0.8%
Teledyne Technologies, Inc. 1                      209,700         6,563,610
----------------------------------------------------------------------------
                                                                   6,563,610
----------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.3%
East West Bancorp, Inc.                            144,100         5,320,172
Franklin Bank Corp. 1                              390,110         6,729,397
PrivateBancorp, Inc.                               198,500         6,234,885
----------------------------------------------------------------------------
                                                                  18,284,454
----------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.0%
Alexion Pharmaceuticals, Inc. 1                    205,950         4,461,907
VaxGen, Inc.1                                      916,400        11,436,672
----------------------------------------------------------------------------
                                                                  15,898,579
----------------------------------------------------------------------------

BUILDING MATERIALS -- 2.5%
NCI Building Systems, Inc. 1                       180,500         6,967,300
Simpson Manufacturing Co., Inc.                    200,000         6,180,000
Texas Industries, Inc.                             114,000         6,127,500
----------------------------------------------------------------------------
                                                                  19,274,800
----------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.8%
Boyd Gaming Corp.                                  118,700         6,190,205
Scientific Games Corp., Class A 1                  677,310        15,476,533
----------------------------------------------------------------------------
                                                                  21,666,738
----------------------------------------------------------------------------

CHEMICALS -- 0.5%
Medis Technologies Ltd. 1                          293,200         4,204,488
----------------------------------------------------------------------------
                                                                   4,204,488
----------------------------------------------------------------------------

COAL -- 1.0%
Massey Energy Co.                                  186,100         7,451,444
----------------------------------------------------------------------------
                                                                   7,451,444
----------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.5%
Atheros Communications 1                           703,700         7,226,999
Extreme Networks, Inc. 1                         1,207,260         7,110,761
Harmonic, Inc. 1                                   644,000         6,156,640
Ixia 1                                             366,000         6,511,140
j2 Global Communications, Inc. 1                   271,500         9,315,165
NICE Systems Ltd., ADR 1,3                         140,291         4,520,176
NMS Communications Corp. 1                       1,071,810         4,598,065



March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (CONTINUED)
SeaChange International, Inc. 1                    406,100      $  5,258,995
----------------------------------------------------------------------------
                                                                  50,697,941
----------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 8.2%
Digitas, Inc. 1                                  1,181,610        11,934,261
eCOST.com, Inc. 1                                  356,000         2,424,360
Equinix, Inc. 1                                    148,050         6,268,437
Infocrossing, Inc. 1                               407,000         6,446,880
Openwave Systems, Inc. 1                           577,020         7,033,874
RADWARE Ltd. 1                                     291,100         6,832,117
SafeNet, Inc. 1                                    277,000         8,118,870
Viewpoint Corp. 1,7                              2,922,470         8,182,916
Wind River Systems, Inc. 1                         435,300         6,564,324
----------------------------------------------------------------------------
                                                                  63,806,039
----------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.9%
M-Systems Flash Disk Pioneers Ltd. 1               355,700         7,839,628
RadiSys Corp. 1                                    515,893         7,305,045
----------------------------------------------------------------------------
                                                                  15,144,673
----------------------------------------------------------------------------

CONSTRUCTION -- 1.1%
Washington Group International,
  Inc. 1                                           185,000         8,323,150
----------------------------------------------------------------------------
                                                                   8,323,150
----------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.9%
InfoSpace, Inc. 1                                  200,285         8,177,636
JAMDAT Mobile, Inc. 1                              394,340         6,798,422
Netease.com, Inc., ADR 1,3                         153,410         7,395,896
----------------------------------------------------------------------------
                                                                  22,371,954
----------------------------------------------------------------------------

COSMETICS -- 0.4%
Inter Parfums, Inc.                                193,817         2,790,965
----------------------------------------------------------------------------
                                                                   2,790,965
----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Euronet Worldwide, Inc. 1                          122,500         3,497,375
----------------------------------------------------------------------------
                                                                   3,497,375
----------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 6.3%
Able Laboratories, Inc. 1                          304,140         7,135,124
Connetics Corp. 1                                  260,250         6,581,723
CV Therapeutics, Inc. 1                            275,000         5,599,000
First Horizon Pharmaceutical Corp. 1               611,350        10,319,588
NitroMed, Inc. 1                                   386,220         6,685,468
Salix Pharmaceuticals Ltd. 1                       432,260         7,127,967
Valeant Pharmaceuticals International              259,100         5,834,932
----------------------------------------------------------------------------
                                                                  49,283,802
----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

1  |

----------------------------------------------------------------------------

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.3%
Sonic Solutions 1                                  660,000      $  9,933,000
----------------------------------------------------------------------------
                                                                   9,933,000
----------------------------------------------------------------------------

ELECTRONICS -- 0.9%
Avid Technology, Inc. 1                            132,000         7,143,840
----------------------------------------------------------------------------
                                                                   7,143,840
----------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 0.3%
Itron, Inc. 1                                       83,300         2,469,012
----------------------------------------------------------------------------
                                                                   2,469,012
----------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 2.9%
Cypress Semiconductor Corp. 1                      524,850         6,613,110
O2Micro International Ltd. 1                       388,200         3,994,578
SiRF Technology Holdings, Inc. 1                   596,620         6,658,279
Virage Logic Corp. 1                               461,000         5,052,560
----------------------------------------------------------------------------
                                                                  22,318,527
----------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.4%
FuelCell Energy, Inc. 1                            333,400         3,327,332
----------------------------------------------------------------------------
                                                                   3,327,332
----------------------------------------------------------------------------

ENERGY EQUIPMENT -- 0.4%
Global Power Equipment Group, Inc. 1               300,000         2,874,000
----------------------------------------------------------------------------
                                                                   2,874,000
----------------------------------------------------------------------------

ENTERTAINMENT -- 1.4%
Gaylord Entertainment Co. 1                        150,240         6,069,696
Imax Corp. 1                                       556,500         5,142,060
----------------------------------------------------------------------------
                                                                  11,211,756
----------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.3%
Global Payments, Inc.                               31,500         2,031,435
----------------------------------------------------------------------------
                                                                   2,031,435
----------------------------------------------------------------------------

FOODS -- 1.0%
Provide Commerce, Inc. 1                           264,600         7,641,648
----------------------------------------------------------------------------
                                                                   7,641,648
----------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.5%
Allscripts Healthcare Solutions, Inc. 1            447,300         6,396,390
AMERIGROUP Corp. 1                                 180,100         6,584,456
Centene Corp. 1                                    227,120         6,811,329
----------------------------------------------------------------------------
                                                                  19,792,175
----------------------------------------------------------------------------

HOTEL/MOTEL -- 0.5%
Orient Express Hotels Ltd., Class A                150,450         3,926,745
----------------------------------------------------------------------------
                                                                   3,926,745
----------------------------------------------------------------------------



March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
INSURANCE - LIFE -- 0.9%
KMG America Corp. 1                                697,470      $  6,800,332
----------------------------------------------------------------------------
                                                                   6,800,332
----------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 0.7%
Affiliated Managers Group, Inc. 1                   83,060         5,152,212
----------------------------------------------------------------------------
                                                                   5,152,212
----------------------------------------------------------------------------

LEISURE TIME -- 0.8%
Penn National Gaming, Inc. 1                       225,000         6,610,500
----------------------------------------------------------------------------
                                                                   6,610,500
----------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.5%
Cal Dive International, Inc. 1                     161,000         7,293,300
Hydril 1                                           106,620         6,227,674
National-Oilwell Varco, Inc. 1                     149,060         6,961,102
Patterson-UTI Energy, Inc.                         288,400         7,215,768
----------------------------------------------------------------------------
                                                                  27,697,844
----------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 1.4%
Engineered Support Systems, Inc.                   136,000         7,278,720
JLG Industries, Inc.                               177,230         3,819,307
----------------------------------------------------------------------------
                                                                  11,098,027
----------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.7%
Cantel Medical Corp. 1                             181,600         5,259,136
Molecular Diagnostics, Inc. 1,4                  3,050,420           114,238
----------------------------------------------------------------------------
                                                                   5,373,374
----------------------------------------------------------------------------

MEDICAL SERVICES -- 2.0%
Magellan Health Services, Inc. 1                   230,000         7,831,500
Option Care, Inc.                                  361,600         7,445,344
----------------------------------------------------------------------------
                                                                  15,276,844
----------------------------------------------------------------------------

METAL FABRICATING -- 1.5%
Commercial Metals Co.                              357,100        12,102,119
----------------------------------------------------------------------------
                                                                  12,102,119
----------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.0%
Walter Industries, Inc.                            190,000         8,084,500
----------------------------------------------------------------------------
                                                                   8,084,500
----------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 3.3%
Carrizo Oil & Gas, Inc. 1                          225,000         3,822,750
Forest Oil Corp. 1                                 100,000         4,050,000
McMoRan Exploration Co. 1                          287,500         5,778,750
Pioneer Drilling Co. 1                             295,200         4,064,904
Precision Drilling Corp. 1                         104,500         7,801,970
----------------------------------------------------------------------------
                                                                  25,518,374
----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

2  |

----------------------------------------------------------------------------

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
OIL - INTEGRATED DOMESTIC -- 0.9%
KCS Energy, Inc. 1                                 453,026      $  6,958,479
----------------------------------------------------------------------------
                                                                   6,958,479
----------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 1.0%
Headwaters, Inc. 1                                 247,980         8,138,704
----------------------------------------------------------------------------
                                                                   8,138,704
----------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
Varian Semiconductor Equipment
   Associates, Inc. 1                              174,700         6,640,347
----------------------------------------------------------------------------
                                                                   6,640,347
----------------------------------------------------------------------------

REAL ESTATE -- 0.6%
Thomas Properties Group, Inc.                      399,800         4,949,524
----------------------------------------------------------------------------
                                                                   4,949,524
----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 2.7%
Aames Investment Corp.                             989,260         8,111,932
ECC Capital Corp. 1                              1,254,150         7,524,900
Saxon Capital, Inc.                                330,000         5,676,000
----------------------------------------------------------------------------
                                                                  21,312,832
----------------------------------------------------------------------------

RESTAURANTS -- 1.7%
P.F. Chang's China Bistro, Inc. 1                  132,990         7,952,802
Sonic Corp. 1                                      149,600         4,996,640
----------------------------------------------------------------------------
                                                                  12,949,442
----------------------------------------------------------------------------

RETAIL -- 4.4%
FTD Group, Inc. 1                                  517,270         6,269,312
Hibbett Sporting Goods, Inc. 1                     158,200         4,752,328
Jos. A. Bank Clothiers, Inc. 1                     246,810         7,231,533
Pacific Sunwear of California,
  Inc. 1                                           254,270         7,114,475
PC Mall, Inc. 1,7                                  723,300         8,983,386
----------------------------------------------------------------------------
                                                                  34,351,034
----------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 0.2%
MarketAxess Holdings, Inc. 1                       131,407         1,467,816
----------------------------------------------------------------------------
                                                                   1,467,816
----------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 6.0%
Chemed Corp.                                       145,000        11,089,600
Coinstar, Inc. 1                                   243,000         5,151,600
Collectors Universe, Inc. 1                        233,550         4,474,818
Labor Ready, Inc. 1                                342,360         6,385,014
Navigant Consulting, Inc. 1                        273,000         7,433,790
Resources Connection, Inc. 1                       319,600         6,689,228
Source Inerlink Cos., Inc. 1                       544,150         6,121,688
----------------------------------------------------------------------------
                                                                  47,345,738
----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
SHIPPING -- 0.8%
Overseas Shipholding Group, Inc.                   102,200      $  6,429,402
----------------------------------------------------------------------------
                                                                   6,429,402
----------------------------------------------------------------------------

SHOES -- 0.8%
The Finish Line, Inc., Class A                     279,100         6,461,165
----------------------------------------------------------------------------
                                                                   6,461,165
----------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.8%
Leap Wireless International, Inc. 1                270,790         7,054,080
SymmetriCom, Inc. 1                                617,970         6,853,287
----------------------------------------------------------------------------
                                                                  13,907,367
----------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 0.6%
Quiksilver, Inc. 1                                 175,000         5,080,250
----------------------------------------------------------------------------
                                                                   5,080,250
----------------------------------------------------------------------------

TRUCKERS -- 1.4%
Landstar System, Inc. 1                            188,560         6,175,340
Old Dominion Freight Line, Inc. 1                  162,510         5,062,187
----------------------------------------------------------------------------
                                                                  11,237,527
----------------------------------------------------------------------------

UNCLASSIFIED -- 0.4%
Xenogen Corp. 1                                    535,500         2,784,600
----------------------------------------------------------------------------
                                                                   2,784,600
----------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 1.0%
Southern Union Co. 1                               316,324         7,942,896
----------------------------------------------------------------------------
                                                                   7,942,896
----------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.9%
Alamosa Holdings, Inc. 1                           534,430         6,236,798
Nextel Partners, Inc., Class A 1                   380,100         8,346,996
----------------------------------------------------------------------------
                                                                  14,583,794
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $684,729,308)                          748,137,070
----------------------------------------------------------------------------


                                                                    Value
----------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                   151,057
----------------------------------------------------------------------------

TOTAL OTHER INVESTMENTS (Cost $122,378)                              151,057
----------------------------------------------------------------------------


                                                                    Value
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.4%
BlackRock Liquidity Funds TempCash Portfolio 8                    40,558,251
BlackRock Liquidity Funds TempFund Portfolio 8                     1,215,603
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $41,773,854)                   41,773,854
----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

3  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

March 31, 2005 (unaudited)                                 Value
------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.0% (Cost $726,625,540)     $  790,061,981

OTHER LIABILITIES, NET -- (1.0)%                        (7,730,912)

TOTAL NET ASSETS -- 100.0%                          $  782,331,069


See notes to Schedule of Investments on page 29.

4  |

------------------------------------------------------------------------------

Schedule of Investments - RS Emerging Growth Fund

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS -- 93.0%

ADVERTISING AGENCIES -- 2.1%
Fastclick, Inc. 1                                   20,700      $      248,400
Greenfield Online, Inc. 1                          379,200           7,451,280
Marchex, Inc., Class B 1                           286,900           5,347,816
ValueClick, Inc. 1                               1,037,574          11,008,660
------------------------------------------------------------------------------
                                                                    24,056,156
------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.8%
Boston Private Financial Holdings,
  Inc                                              478,845          11,372,569
Nara Bancorp, Inc.                                 126,670           1,779,713
PrivateBancorp, Inc.                               258,494           8,119,297
Silicon Valley Bancshares 1                        232,690          10,252,321
------------------------------------------------------------------------------
                                                                    31,523,900
------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 5.1%
Alexion Pharmaceuticals, Inc. 1                    537,380          11,642,338
Angiotech Pharmaceuticals, Inc. 1                  643,810           9,882,483
Cypress Bioscience, Inc. 1                         523,860           4,788,080
Discovery Laboratories, Inc. 1                   1,122,400           6,319,112
Integra LifeSciences Holdings Corp. 1               22,800             803,016
Nabi Biopharmaceuticals 1                          644,350           8,041,488
Nuvelo, Inc. 1                                     348,603           2,265,920
Orchid Biosciences, Inc. 1                         143,430           1,686,737
Rigel Pharmaceuticals, Inc. 1                      624,930          10,023,877
VaxGen, Inc. 1                                     188,600           2,353,728
------------------------------------------------------------------------------
                                                                    57,806,779
------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.7%
Scientific Games Corp., Class A 1                  463,360          10,587,776
Station Casinos, Inc.                              136,140           9,196,257
------------------------------------------------------------------------------
                                                                    19,784,033
------------------------------------------------------------------------------

COAL -- 0.9%
CONSOL Energy, Inc.                                207,780           9,769,816
------------------------------------------------------------------------------
                                                                     9,769,816
------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.4%
Ask Jeeves, Inc. 1                                 146,770           4,121,302
------------------------------------------------------------------------------
                                                                     4,121,302
------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 4.9%
AudioCodes Ltd. 1                                  620,020           6,981,425
InPhonic, Inc. 1                                   100,210           2,276,270
Ixia1                                              450,117           8,007,582
j2 Global Communications, Inc. 1                   408,790          14,025,585
NICE Systems Ltd., ADR 1,3                         195,600           6,302,232
Novatel Wireless, Inc. 1                           284,875           3,062,406


March 31, 2005 (unaudited)                        Shares             Value
------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (CONTINUED)
WebEx Communications, Inc. 1                       659,900      $   14,247,241
------------------------------------------------------------------------------
                                                                    54,902,741
------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 9.3%
Altiris, Inc. 1                                    211,715           5,049,403
Blackboard, Inc. 1                                  27,220             474,717
CACI International, Inc., Class A 1                204,340          11,285,698
Dendrite International, Inc. 1                     468,810           6,582,092
Digital River, Inc. 1                              103,395           3,221,788
Epicor Software Corp. 1                            503,400           6,594,540
Equinix, Inc. 1                                     12,060             510,620
Macromedia, Inc. 1                                 304,050          10,185,675
Mercury Computer Systems, Inc. 1                   303,541           8,371,661
Merge Technologies, Inc. 1                         356,830           6,262,367
MICROS Systems, Inc. 1                             198,310           7,279,960
MicroStrategy, Inc., Class A 1                     128,905           6,995,674
Niku Corp. 1                                       171,720           3,099,546
Open Solutions, Inc. 1                             295,600           5,861,748
Openwave Systems, Inc. 1                           693,790           8,457,300
Quest Software, Inc. 1                             343,670           4,756,393
SafeNet, Inc. 1                                    116,370           3,410,805
Wind River Systems, Inc. 1                         493,760           7,445,901
------------------------------------------------------------------------------
                                                                   105,845,888
------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.8%
Emulex Corp. 1                                     524,650           9,884,406
M-Systems Flash Disk Pioneers Ltd. 1               761,360          16,780,374
Storage Technology Corp. 1                         156,720           4,826,976
------------------------------------------------------------------------------
                                                                    31,491,756
------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.3%
CNET Networks, Inc. 1                              365,690           3,452,114
InfoSpace, Inc. 1                                  238,461           9,736,363
JAMDAT Mobile, Inc. 1                              269,697           4,649,576
Lifeline Systems, Inc. 1                           373,026          11,310,148
THQ, Inc. 1                                         59,470           1,673,486
VeriSign, Inc. 1                                   217,650           6,246,555
WebSideStory, Inc. 1                                15,800             193,550
------------------------------------------------------------------------------
                                                                    37,261,792
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Euronet Worldwide, Inc. 1                           59,490           1,698,439
Huron Consulting Group, Inc. 1                     207,304           4,293,266
------------------------------------------------------------------------------
                                                                     5,991,705
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

5  |

----------------------------------------------------------------------------

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
DIVERSIFIED MATERIALS & PROCESSING -- 0.2%
Armor Holdings, Inc. 1                              63,010      $    2,337,041
------------------------------------------------------------------------------
                                                                     2,337,041
------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 5.3%
Able Laboratories, Inc. 1                          379,905           8,912,571
AtheroGenics, Inc. 1                               563,310           7,373,728
Bone Care International, Inc. 1                    215,080           5,579,175
Connetics Corp. 1                                   88,860           2,247,270
CV Therapeutics, Inc. 1                            247,030           5,029,531
First Horizon Pharmaceutical Corp. 1               273,414           4,615,228
Inspire Pharmaceuticals, Inc. 1                    550,630           4,493,141
NitroMed, Inc. 1                                   140,220           2,427,208
Priority Healthcare Corp., Class B 1               205,570           4,446,479
QLT, Inc. 1                                        235,440           3,027,759
Salix Pharmaceuticals Ltd. 1                       509,730           8,405,448
The Medicines Co. 1                                156,790           3,552,861
------------------------------------------------------------------------------
                                                                    60,110,399
------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.2%
Bright Horizons Family Solutions,
  Inc. 1                                           378,166          12,759,321
Universal Technical Institute, Inc. 1              328,760          12,098,368
------------------------------------------------------------------------------
                                                                    24,857,689
------------------------------------------------------------------------------

ELECTRICAL & ELECTRONICS -- 0.5%
Power Integrations, Inc. 1                         245,120           5,120,557
------------------------------------------------------------------------------
                                                                     5,120,557
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.5%
Sonic Solutions 1                                  346,990           5,222,199
------------------------------------------------------------------------------
                                                                     5,222,199
------------------------------------------------------------------------------

ELECTRONICS -- 0.6%
BEI Technologies, Inc.                             293,710           7,040,229
------------------------------------------------------------------------------
                                                                     7,040,229
------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.2%
eResearch Technology, Inc. 1                       172,650           2,033,817
Hologic, Inc. 1                                     74,830           2,385,206
Intuitive Surgical, Inc. 1                         208,060           9,460,488
------------------------------------------------------------------------------
                                                                    13,879,511
------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 2.7%
O2Micro International Ltd. 1                       692,913           7,130,075
PowerDsine Ltd. 1                                  133,810           1,368,876
Tessera Technologies, Inc. 1                       269,750          11,661,293
Virage Logic Corp. 1                               667,500           7,315,800
Volterra Semiconductor Corp. 1                     211,740           2,858,490
------------------------------------------------------------------------------
                                                                    30,334,534
------------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
------------------------------------------------------------------------------
ELECTRONICS - TECHNOLOGY -- 1.5%
DRS Technologies, Inc. 1                           314,400      $   13,362,000
Innovative Solutions and Support,
  Inc. 1                                           107,731           3,420,459
------------------------------------------------------------------------------
                                                                    16,782,459
------------------------------------------------------------------------------

FINANCE - SMALL LOANS -- 0.2%
Advance America Cash Advance
  Centers, Inc.                                    109,250           1,691,190
QC Holdings, Inc. 1                                 53,300             801,099
------------------------------------------------------------------------------
                                                                     2,492,289
------------------------------------------------------------------------------

FINANCE COMPANIES -- 0.0%
International Securities Exchange,
  Inc. 1                                            14,050             365,300
------------------------------------------------------------------------------
                                                                       365,300
------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.6%
First Cash Financial Services, Inc. 1              325,257           6,885,691
------------------------------------------------------------------------------
                                                                     6,885,691
------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.9%
CheckFree Corp. 1                                  215,800           8,796,008
Global Payments, Inc.                              195,150          12,585,223
------------------------------------------------------------------------------
                                                                    21,381,231
------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.5%
American Healthways, Inc. 1                        282,572           9,330,527
United Surgical Partners
  International, Inc. 1                            404,870          18,530,900
------------------------------------------------------------------------------
                                                                    27,861,427
------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.0%
AMERIGROUP Corp. 1                                 125,030           4,571,097
Centene Corp. 1                                    150,180           4,503,898
Eclipsys Corp. 1                                   112,240           1,737,475
------------------------------------------------------------------------------
                                                                    10,812,470
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.9%
Matria Healthcare, Inc. 1                          335,030          10,288,771
------------------------------------------------------------------------------
                                                                    10,288,771
------------------------------------------------------------------------------

HOTEL/MOTEL -- 2.2%
Four Seasons Hotels, Inc.                          206,600          14,606,620
Kerzner International Ltd. 1                        93,670           5,735,414
Orient Express Hotels Ltd., Class A                184,500           4,815,450
------------------------------------------------------------------------------
                                                                    25,157,484
------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.5%
IDEX Corp.                                         131,000           5,285,850
------------------------------------------------------------------------------
                                                                     5,285,850
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

6  |

----------------------------------------------------------------------------

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
INSURANCE - MULTI-LINE -- 0.7%
HealthExtras, Inc. 1                               496,727      $    8,270,505
------------------------------------------------------------------------------
                                                                     8,270,505
------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.6%
Tower Group, Inc.                                  543,600           7,251,624
------------------------------------------------------------------------------
                                                                     7,251,624
------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Affiliated Managers Group, Inc. 1                  185,820          11,526,415
------------------------------------------------------------------------------
                                                                    11,526,415
------------------------------------------------------------------------------

LEISURE TIME -- 0.3%
K2, Inc. 1                                         213,670           2,937,962
------------------------------------------------------------------------------
                                                                     2,937,962
------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.9%
Cal Dive International, Inc. 1                     117,190           5,308,707
Grant Prideco, Inc. 1                              530,680          12,821,229
Patterson-UTI Energy, Inc.                         468,380          11,718,867
Superior Energy Services, Inc. 1                   167,950           2,888,740
------------------------------------------------------------------------------
                                                                    32,737,543
------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 0.6%
Engineered Support Systems, Inc.                   128,475           6,875,982
------------------------------------------------------------------------------
                                                                     6,875,982
------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.1%
American Medical Systems Holdings,
  Inc. 1                                           468,040           8,040,927
Animas Corp.1                                       92,881           1,877,125
I-Flow Corp.1                                      238,025           3,767,936
Laserscope1                                        391,533          12,427,257
Symmetry Medical, Inc. 1                           163,040           3,101,021
Ventana Medical Systems, Inc. 1                    158,500           5,937,410
------------------------------------------------------------------------------
                                                                    35,151,676
------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.0%
Magellan Health Services, Inc. 1                   187,619           6,388,427
Option Care, Inc.                                  236,036           4,859,981
------------------------------------------------------------------------------
                                                                    11,248,408
------------------------------------------------------------------------------

METAL FABRICATING -- 0.9%
Maverick Tube Corp. 1                              303,380           9,862,884
------------------------------------------------------------------------------
                                                                     9,862,884
------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.6%
Herman Miller, Inc.                                209,560           6,311,947
------------------------------------------------------------------------------
                                                                     6,311,947
------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.5%
Denbury Resources, Inc. 1                          348,980          12,294,566


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
OIL - CRUDE PRODUCERS (CONTINUED)
Encore Acquisition Co. 1                            13,200      $      545,160
Unit Corp. 1                                       332,620          15,024,445
------------------------------------------------------------------------------
                                                                    27,864,171
------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.4%
Headwaters, Inc. 1                                 143,230           4,700,809
------------------------------------------------------------------------------
                                                                     4,700,809
------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.4%
Axcelis Technologies, Inc. 1                       136,010             992,873
Credence Systems Corp. 1                           637,210           5,040,331
Photon Dynamics, Inc. 1                            381,440           7,270,246
Ultratech, Inc. 1                                  339,150           4,951,590
Varian Semiconductor Equipment
  Associates, Inc. 1                               223,890           8,510,059
------------------------------------------------------------------------------
                                                                    26,765,099
------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 0.6%
Aaron Rents, Inc.                                  321,700           6,434,000
------------------------------------------------------------------------------
                                                                     6,434,000
------------------------------------------------------------------------------

RESTAURANTS -- 2.7%
California Pizza Kitchen, Inc. 1                   227,630           5,335,647
P.F. Chang's China Bistro, Inc. 1                  182,030          10,885,394
RARE Hospitality International,
  Inc. 1                                           479,810          14,816,533
------------------------------------------------------------------------------
                                                                    31,037,574
------------------------------------------------------------------------------

RETAIL -- 5.0%
American Eagle Outfitters, Inc.                    206,200           6,093,210
Bebe Stores, Inc.                                  412,405          14,001,150
GSI Commerce, Inc. 1                               288,080           3,897,722
Hibbett Sporting Goods, Inc. 1                      23,320             700,533
Overstock.com, Inc. 1                               72,630           3,122,363
Priceline.com, Inc. 1                              598,800          15,089,760
Too, Inc. 1                                        169,510           4,181,812
United Natural Foods, Inc. 1                       163,870           4,691,598
Urban Outfitters, Inc. 1                           107,200           5,142,384
------------------------------------------------------------------------------
                                                                    56,920,532
------------------------------------------------------------------------------

SAVINGS & LOAN -- 0.7%
Commercial Capital Bancorp, Inc.                   414,880           8,442,808
------------------------------------------------------------------------------
                                                                     8,442,808
------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 0.1%
ZipRealty, Inc. 1                                  112,252           1,581,631
------------------------------------------------------------------------------
                                                                     1,581,631
------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.6%
Chemed Corp.                                       151,160          11,560,717


See notes to Schedule of Investments on page 29.

7  |

----------------------------------------------------------------------------

----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Shares             Value
----------------------------------------------------------------------------
SERVICES - COMMERCIAL (CONTINUED)
Heidrick & Struggles International,
  Inc. 1                                           248,360      $    9,132,197
MPS Group, Inc. 1                                1,000,900          10,519,459
Navigant Consulting, Inc. 1                        735,710          20,033,383
Resources Connection, Inc. 1                       468,911           9,814,307
The Advisory Board Co. 1                            55,335           2,418,140
------------------------------------------------------------------------------
                                                                    63,478,203
------------------------------------------------------------------------------

SHIPPING -- 0.5%
UTI Worldwide, Inc.                                 87,650           6,087,293
------------------------------------------------------------------------------
                                                                     6,087,293
------------------------------------------------------------------------------

SHOES -- 1.5%
Deckers Outdoor Corp. 1                            279,022           9,972,246
Kenneth Cole Productions, Inc.,
  Class A                                          250,600           7,302,484
------------------------------------------------------------------------------
                                                                    17,274,730
------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 0.5%
Oxford Industries, Inc.                            157,040           5,746,094
------------------------------------------------------------------------------
                                                                     5,746,094
------------------------------------------------------------------------------

TRUCKERS -- 0.5%
Forward Air Corp.                                  129,620           5,519,220
------------------------------------------------------------------------------
                                                                     5,519,220
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $867,226,849)                          1,052,798,109
------------------------------------------------------------------------------


                                                                     Value
------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
------------------------------------------------------------------------------
RS Mutual Funds 10                                                     292,597
------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $224,738)                                292,597
------------------------------------------------------------------------------


                                                                     Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.0%
BlackRock Liquidity Funds TempCash Portfolio 8                      57,006,524
BlackRock Liquidity Funds TempFund Portfolio 8                      21,697,614

------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $78,704,138)                     78,704,138
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (Cost $946,155,725)                  1,131,794,844
------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.0%                                              294,963
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $1,132,089,807
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

8  |

------------------------------------------------------------------------------

Schedule of Investments - RS Growth Fund

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS -- 95.4%

ADVERTISING AGENCIES -- 0.0%
Fastclick, Inc. 1                                    3,800        $     45,600
------------------------------------------------------------------------------
                                                                        45,600
------------------------------------------------------------------------------

AEROSPACE -- 3.3%
Northrop Grumman Corp.                              42,000           2,267,160
Rockwell Collins, Inc.                              47,000           2,236,730
United Technologies Corp.                           21,750           2,211,105
------------------------------------------------------------------------------
                                                                     6,714,995
------------------------------------------------------------------------------

AGRICULTURE - FISHING & RANCHING -- 1.0%
Monsanto Co.                                        33,000           2,128,500
------------------------------------------------------------------------------
                                                                     2,128,500
------------------------------------------------------------------------------

AIR TRANSPORT -- 1.2%
Expeditors International of
  Washington, Inc.                                  46,050           2,465,977
------------------------------------------------------------------------------
                                                                     2,465,977
------------------------------------------------------------------------------

AUTOMOBILES -- 0.8%
Honda Motor Co., Ltd., ADR 3                        65,000           1,627,600
------------------------------------------------------------------------------
                                                                     1,627,600
------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.1%
Hibernia Corp., Class A                             80,000           2,560,800
UnionBanCal Corp.                                   29,000           1,776,250
------------------------------------------------------------------------------
                                                                     4,337,050
------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.2%
Genzyme Corp. 1                                     44,280           2,534,587
------------------------------------------------------------------------------
                                                                     2,534,587
------------------------------------------------------------------------------

CHEMICALS -- 2.2%
Huntsman Corp. 1                                    89,750           2,092,970
The Dow Chemical Co.                                50,000           2,492,500
------------------------------------------------------------------------------
                                                                     4,585,470
------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.3%
Comverse Technology, Inc. 1                        100,000           2,522,000
Motorola, Inc.                                     145,000           2,170,650
------------------------------------------------------------------------------
                                                                     4,692,650
------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.8%
Adobe Systems, Inc.                                 40,300           2,706,951
Amdocs Ltd. 1                                       82,300           2,337,320
Symantec Corp. 1                                   130,000           2,772,900
------------------------------------------------------------------------------
                                                                     7,817,171
------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.4%
SanDisk Corp. 1                                    100,000           2,780,000



March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
COMPUTER TECHNOLOGY (CONTINUED)
Seagate Technology                                 115,000        $  2,248,250
------------------------------------------------------------------------------
                                                                     5,028,250
------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.1%
VeriSign, Inc. 1                                    82,500           2,367,750
------------------------------------------------------------------------------
                                                                     2,367,750
------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.1%
The Gillette Co.                                    46,000           2,322,080
------------------------------------------------------------------------------
                                                                     2,322,080
------------------------------------------------------------------------------

COPPER -- 2.0%
Freeport-McMoRan Copper & Gold,
  Inc., Class B                                     50,000           1,980,500
Phelps Dodge Corp.                                  22,000           2,238,060
------------------------------------------------------------------------------
                                                                     4,218,560
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.3%
American Express Co.                                42,000           2,157,540
Morgan Stanley                                      50,000           2,862,500
Sun Life Financial, Inc.                            57,000           1,854,780
------------------------------------------------------------------------------
                                                                     6,874,820
------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.1%
Ashland, Inc.                                       34,000           2,293,980
------------------------------------------------------------------------------
                                                                     2,293,980
------------------------------------------------------------------------------

DIVERSIFIED PRODUCTION -- 1.3%
Danaher Corp.                                       49,500           2,643,795
------------------------------------------------------------------------------
                                                                     2,643,795
------------------------------------------------------------------------------

DRUG & GROCERY STORE CHAINS -- 1.1%
Walgreen Co.                                        50,000           2,221,000
------------------------------------------------------------------------------
                                                                     2,221,000
------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.2%
Abbott Laboratories                                 48,000           2,237,760
Johnson & Johnson                                   33,000           2,216,280
------------------------------------------------------------------------------
                                                                     4,454,040
------------------------------------------------------------------------------

ELECTRONICS -- 1.2%
Amphenol Corp., Class A                             66,500           2,463,160
------------------------------------------------------------------------------
                                                                     2,463,160
------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 6.3%
Advanced Micro Devices, Inc. 1                     120,000           1,934,400
Broadcom Corp., Class A 1                           75,600           2,261,952
Linear Technology Corp.                             51,450           1,971,049
Marvell Technology Group Ltd. 1                     74,290           2,848,279
National Semiconductor Corp.                        84,200           1,735,362


See notes to Schedule of Investments on page 29.

9  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Texas Instruments, Inc.                             87,500        $  2,230,375
------------------------------------------------------------------------------
                                                                    12,981,417
------------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%
Pixar 1                                             23,600           2,302,180
------------------------------------------------------------------------------
                                                                     2,302,180
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.1%
Express Scripts, Inc. 1                             25,000           2,179,750
------------------------------------------------------------------------------
                                                                     2,179,750
------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.2%
Marriott International, Inc., Class A               37,000           2,473,820
------------------------------------------------------------------------------
                                                                     2,473,820
------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 5.1%
American International Group, Inc.                  45,000           2,493,450
Assurant, Inc.                                      85,500           2,881,350
CIGNA Corp.                                         28,750           2,567,375
Genworth Financial, Inc., Class A                   95,000           2,614,400
------------------------------------------------------------------------------
                                                                    10,556,575
------------------------------------------------------------------------------

JEWELRY, WATCHES & GEMSTONES -- 0.6%
Tiffany & Co.                                       36,100           1,246,172
------------------------------------------------------------------------------
                                                                     1,246,172
------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 6.8%
BJ Services Co.                                     50,000           2,594,000
Cooper Cameron Corp. 1                              40,000           2,288,400
Halliburton Co.                                     60,000           2,595,000
Nabors Industries Ltd. 1                            41,500           2,454,310
Noble Corp.                                         40,000           2,248,400
Smith International, Inc.                           30,000           1,881,900
------------------------------------------------------------------------------
                                                                    14,062,010
------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.2%
Kinetic Concepts, Inc. 1                            42,650           2,544,073
------------------------------------------------------------------------------
                                                                     2,544,073
------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 0.7%
BHP Billiton Ltd., ADR 3                            55,000           1,538,900
------------------------------------------------------------------------------
                                                                     1,538,900
------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.1%
Tyco International Ltd.                             65,000           2,197,000
------------------------------------------------------------------------------
                                                                     2,197,000
------------------------------------------------------------------------------

OFFSHORE DRILLING -- 1.0%
ENSCO International, Inc.                           56,000           2,108,960
------------------------------------------------------------------------------
                                                                     2,108,960
------------------------------------------------------------------------------



March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
OIL - CRUDE PRODUCERS -- 1.8%
Burlington Resources, Inc.                          35,000        $  1,752,450
Chesapeake Energy Corp.                             90,000           1,974,600
------------------------------------------------------------------------------
                                                                     3,727,050
------------------------------------------------------------------------------

OIL - INTEGRATED DOMESTIC -- 1.0%
Murphy Oil Corp.                                    20,000           1,974,600
------------------------------------------------------------------------------
                                                                     1,974,600
------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 1.6%
Imperial Oil Ltd.                                   42,500           3,235,950
------------------------------------------------------------------------------
                                                                     3,235,950
------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.1%
KLA-Tencor Corp.                                    47,850           2,201,579
Novellus Systems, Inc. 1                            79,500           2,125,035
------------------------------------------------------------------------------
                                                                     4,326,614
------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 2.2%
The DIRECTV Group, Inc. 1                          130,000           1,874,600
XM Satellite Radio Holdings, Inc.,
  Class A 1                                         87,600           2,759,400
------------------------------------------------------------------------------
                                                                     4,634,000
------------------------------------------------------------------------------

RAILROADS -- 1.5%
Burlington Northern Santa Fe Corp.                  25,000           1,348,250
Union Pacific Corp.                                 25,000           1,742,500
------------------------------------------------------------------------------
                                                                     3,090,750
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Friedman, Billings, Ramsey Group,
  Inc., Class A                                    157,500           2,499,525
------------------------------------------------------------------------------
                                                                     2,499,525
------------------------------------------------------------------------------

RESTAURANTS -- 3.4%
McDonald's Corp.                                    54,360           1,692,770
Starbucks Corp. 1                                   47,300           2,443,518
Yum! Brands, Inc.                                   54,450           2,821,055
------------------------------------------------------------------------------
                                                                     6,957,343
------------------------------------------------------------------------------

RETAIL -- 5.2%
Costco Wholesale Corp.                              44,000           1,943,920
Lowe's Cos., Inc.                                   38,000           2,169,420
Sears Holdings Corp. 1                              12,589           1,676,477
Staples, Inc.                                       75,000           2,357,250
Target Corp.                                        50,000           2,501,000
------------------------------------------------------------------------------
                                                                    10,648,067
------------------------------------------------------------------------------

STEEL -- 1.5%
Nucor Corp.                                         55,000           3,165,800
------------------------------------------------------------------------------
                                                                     3,165,800
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

10  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------

March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
Nokia Oyj, ADR 3                                   100,000        $  1,543,000
------------------------------------------------------------------------------
                                                                     1,543,000
------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.4%
Coach, Inc. 1                                       50,400           2,854,152
------------------------------------------------------------------------------
                                                                     2,854,152
------------------------------------------------------------------------------

TOBACCO -- 0.9%
Altria Group, Inc.                                  30,000           1,961,700
------------------------------------------------------------------------------
                                                                     1,961,700
------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 1.5%
UnitedGlobalCom, Inc., Class A 1                   330,000           3,121,800
------------------------------------------------------------------------------
                                                                     3,121,800
------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 2.0%
Exelon Corp.                                        40,000           1,835,600
TXU Corp.                                           30,000           2,388,900
------------------------------------------------------------------------------
                                                                     4,224,500
------------------------------------------------------------------------------

UTILITIES - GAS DISTRIBUTORS -- 1.0%
ONEOK, Inc.                                         65,000           2,003,300
------------------------------------------------------------------------------
                                                                     2,003,300
------------------------------------------------------------------------------

UTILITIES - GAS PIPELINES -- 1.5%
The Williams Cos., Inc.                            160,000           3,009,600
------------------------------------------------------------------------------
                                                                     3,009,600
------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 4.0%
Nextel Communications, Inc., Class
  A1                                               103,000           2,927,260
Nextel Partners, Inc., Class A 1                   115,000           2,525,400
Verizon Communications, Inc.                        77,000           2,733,500
------------------------------------------------------------------------------
                                                                     8,186,160
------------------------------------------------------------------------------


------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $167,542,132)                            197,191,803
------------------------------------------------------------------------------


                                                                       Value
------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
------------------------------------------------------------------------------
RS Mutual Funds 10                                                      39,537
------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $30,739)                                  39,537
------------------------------------------------------------------------------


                                                                       Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.0%
BlackRock Liquidity Funds TempCash Portfolio 8                      10,849,078
BlackRock Liquidity Funds TempFund Portfolio 8                       1,482,331

------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $12,331,409)                     12,331,409
------------------------------------------------------------------------------


March 31, 2005 (unaudited)                                             Value
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.4% (Cost $179,904,280)                   $209,562,749
------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.4)%                                    (2,933,042)
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $206,629,707
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

11  |

-----------------------------------------------------------------------------

Schedule of Investments - The Information Age Fund(R)

-----------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
-----------------------------------------------------------------------------
COMMON STOCKS -- 99.1%

ADVERTISING AGENCIES -- 5.8%
Fastclick, Inc. 1                                    1,700        $    20,400
Greenfield Online, Inc. 1                          100,250          1,969,912
Marchex, Inc., Class B 1                            80,730          1,504,807
ValueClick, Inc. 1                                 189,850          2,014,309
-----------------------------------------------------------------------------
                                                                    5,509,428
-----------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.3%
Time Warner, Inc. 1                                 69,260          1,215,513
-----------------------------------------------------------------------------
                                                                    1,215,513
-----------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.7%
AudioCodes Ltd. 1                                   86,230            970,950
Harmonic, Inc. 1                                    60,470            578,093
j2 Global Communications, Inc. 1                    17,930            615,178
Novatel Wireless, Inc. 1                           101,670          1,092,953
Research In Motion Ltd. 1                            5,510            421,074
WebEx Communications, Inc. 1                       122,920          2,653,843
-----------------------------------------------------------------------------
                                                                    6,332,091
-----------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 30.2%
Akamai Technologies, Inc. 1                        104,550          1,330,921
Altiris, Inc. 1                                     44,370          1,058,224
Anteon International Corp. 1                        12,830            499,472
Autodesk, Inc.                                       9,130            271,709
CACI International, Inc., Class A 1                  9,130            504,250
Check Point Software Technologies
  Ltd. 1                                            32,900            715,246
Digital River, Inc. 1                               36,730          1,144,507
Digitas, Inc. 1                                    199,630          2,016,263
Epicor Software Corp. 1                             91,120          1,193,672
F5 Networks, Inc. 1                                 12,820            647,282
Jupitermedia Corp. 1                                66,420          1,030,174
Macromedia, Inc. 1                                  21,720            727,620
Magma Design Automation, Inc. 1                     78,880            936,306
MICROS Systems, Inc. 1                              36,290          1,332,206
Microsoft Corp.                                     19,774            477,937
MicroStrategy, Inc., Class A 1                      15,304            830,548
MRO Software, Inc. 1                                51,520            722,826
Niku Corp. 1                                        60,810          1,097,620
Openwave Systems, Inc. 1                           118,980          1,450,366
Oracle Corp. 1                                      37,920            473,242
PDF Solutions, Inc. 1                               54,430            762,020
Quest Software, Inc. 1                              43,470            601,625
RADWARE Ltd. 1                                      27,670            649,415



March 31, 2005 (unaudited)                         Shares             Value
-----------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
RightNow Technologies, Inc. 1                       18,300        $   224,358
SafeNet, Inc. 1                                     19,560            573,304
Salesforce.com, Inc. 1                              95,530          1,431,995
SAP AG, ADR 3                                       12,060            483,365
Shanda Interactive Entertainment
  Ltd., ADR 1,3                                     53,210          1,606,942
SRA International, Inc., Class A 1                  11,900            716,975
Symantec Corp. 1                                     8,880            189,410
Wind River Systems, Inc. 1                         130,370          1,965,980
Witness Systems, Inc. 1                             39,770            697,963
-----------------------------------------------------------------------------
                                                                   28,363,743
-----------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 7.7%
Apple Computer, Inc. 1                              44,510          1,854,732
M-Systems Flash Disk Pioneers Ltd. 1               208,290          4,590,712
Seagate Technology                                  40,490            791,579
-----------------------------------------------------------------------------
                                                                    7,237,023
-----------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 12.4%
CNET Networks, Inc. 1                               75,830            715,835
Google, Inc., Class A 1                             16,540          2,985,636
InfoSpace, Inc. 1                                   63,880          2,608,220
JAMDAT Mobile, Inc. 1                               36,640            631,674
Netease.com, Inc., ADR 1,3                          25,200          1,214,892
VeriSign, Inc. 1                                    25,040            718,648
WebSideStory, Inc. 1                                61,100            748,475
Yahoo! Inc. 1                                       60,258          2,042,746
-----------------------------------------------------------------------------
                                                                   11,666,126
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 2.7%
Sonic Solutions 1                                  170,420          2,564,821
-----------------------------------------------------------------------------
                                                                    2,564,821
-----------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 20.3%
Broadcom Corp., Class A 1                          104,880          3,138,010
FormFactor, Inc. 1                                  62,710          1,419,755
Freescale Semiconductor, Inc.,
  Class A 1                                         54,740            927,843
Marvell Technology Group Ltd. 1                     37,550          1,439,667
Mindspeed Technologies, Inc. 1                     579,100          1,291,393
O2Micro International Ltd. 1                       238,870          2,457,972
PLX Technology, Inc. 1                             268,840          2,822,820
PowerDsine Ltd. 1                                   83,900            858,297
Sigmatel, Inc. 1                                    24,668            923,323
SiRF Technology Holdings, Inc. 1                   149,990          1,673,888
Virage Logic Corp. 1                               122,490          1,342,490


See notes to Schedule of Investments on page 29.

12  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
-----------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Volterra Semiconductor Corp. 1                      57,640        $   778,140
-----------------------------------------------------------------------------
                                                                   19,073,598
-----------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.0%
Kronos, Inc. 1                                         700             35,777
-----------------------------------------------------------------------------
                                                                       35,777
-----------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 1.8%
Garmin Ltd.                                         21,070            975,962
Veeco Instruments, Inc. 1                           45,610            686,431
-----------------------------------------------------------------------------
                                                                    1,662,393
-----------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.2%
Photon Dynamics, Inc. 1                             58,730          1,119,394
-----------------------------------------------------------------------------
                                                                    1,119,394
-----------------------------------------------------------------------------

RETAIL -- 2.6%
Design Within Reach, Inc. 1                         23,750            373,706
Priceline.com, Inc. 1                               80,340          2,024,568
-----------------------------------------------------------------------------
                                                                    2,398,274
-----------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 2.0%
ZipRealty, Inc. 1                                  131,340          1,850,580
-----------------------------------------------------------------------------
                                                                    1,850,580
-----------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.6%
DiamondCluster International, Inc. 1                61,720            993,692
IAC/InterActiveCorp 1                               53,922          1,200,843
Monster Worldwide, Inc. 1                           43,220          1,212,321
-----------------------------------------------------------------------------
                                                                    3,406,856
-----------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Axesstel, Inc. 1                                   169,880            745,773
-----------------------------------------------------------------------------
                                                                      745,773
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $76,997,551)                             93,181,390
-----------------------------------------------------------------------------


                                                  Warrants            Value
-----------------------------------------------------------------------------
WARRANTS -- 0.0%

COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike 18.00,
  Expires 12/20/05 4,6                              33,247             18,669
-----------------------------------------------------------------------------
                                                                       18,669
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL WARRANTS (Cost $156,260)                                         18,669
-----------------------------------------------------------------------------


March 31, 2005 (unaudited)                                            Value
-----------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
-----------------------------------------------------------------------------
RS Mutual Funds 10                                                $    24,351

-----------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $20,500)                                 24,351
-----------------------------------------------------------------------------


                                                                       Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
BlackRock Liquidity Funds TempCash Portfolio 8                      1,852,829

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,852,829)                      1,852,829
-----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.1% (Cost $79,027,140)                     95,077,239
-----------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.1)%                                   (1,033,019)
-----------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $94,044,220
-----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

13  |

-----------------------------------------------------------------------------

Schedule of Investments - RS Internet Age Fund(R)

-----------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
-----------------------------------------------------------------------------
COMMON STOCKS -- 94.9%

ADVERTISING AGENCIES -- 9.7%
Fastclick, Inc. 1                                    1,400        $    16,800
Greenfield Online, Inc. 1                          122,080          2,398,872
Marchex, Inc., Class B 1                           154,310          2,876,338
ValueClick, Inc. 1                                 213,570          2,265,978
-----------------------------------------------------------------------------
                                                                    7,557,988
-----------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.4%
Time Warner, Inc. 1                                 59,750          1,048,612
-----------------------------------------------------------------------------
                                                                    1,048,612
-----------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 9.3%
AudioCodes Ltd. 1                                   73,590            828,623
Harmonic, Inc. 1                                    46,510            444,636
j2 Global Communications, Inc. 1                    21,230            728,401
Novatel Wireless, Inc. 1                           109,130          1,173,147
Research In Motion Ltd. 1                           10,330            789,419
WebEx Communications, Inc. 1                       150,030          3,239,148
-----------------------------------------------------------------------------
                                                                    7,203,374
-----------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 24.2%
Akamai Technologies, Inc. 1                         75,540            961,624
Check Point Software Technologies
  Ltd. 1                                            49,750          1,081,565
Digital River, Inc. 1                               42,550          1,325,858
Digitas, Inc. 1                                    197,360          1,993,336
F5 Networks, Inc. 1                                 10,430            526,610
Internet Security Systems, Inc. 1                   40,460            740,418
Jupitermedia Corp. 1                                81,190          1,259,257
Macromedia, Inc. 1                                  17,640            590,940
MICROS Systems, Inc. 1                              17,870            656,008
Openwave Systems, Inc. 1                           123,920          1,510,585
RightNow Technologies, Inc. 1                       55,990            686,437
SafeNet, Inc. 1                                     23,570            690,837
Salesforce.com, Inc. 1                              94,330          1,414,007
Shanda Interactive Entertainment
  Ltd., ADR 1,3                                     64,800          1,956,960
Symantec Corp. 1                                    45,180            963,689
Wind River Systems, Inc. 1                         121,210          1,827,847
Witness Systems, Inc. 1                             31,920            560,196
-----------------------------------------------------------------------------
                                                                   18,746,174
-----------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 8.7%
M-Systems Flash Disk Pioneers Ltd. 1               192,440          4,241,378
SanDisk Corp. 1                                     33,630            934,914
Trident Microsystems, Inc. 1                        89,790          1,587,487
-----------------------------------------------------------------------------
                                                                    6,763,779
-----------------------------------------------------------------------------



March 31, 2005 (unaudited)                         Shares             Value
-----------------------------------------------------------------------------
CONSUMER ELECTRONICS -- 18.4%
CNET Networks, Inc. 1                              109,910        $ 1,037,550
Google, Inc., Class A 1                             17,750          3,204,053
InfoSpace, Inc. 1                                   78,790          3,216,996
iVillage, Inc. 1                                   218,890          1,333,040
JAMDAT Mobile, Inc. 1                               42,530            733,217
Netease.com, Inc., ADR 1,3                          28,030          1,351,326
VeriSign, Inc. 1                                    20,440            586,628
Yahoo! Inc. 1                                       83,170          2,819,463
-----------------------------------------------------------------------------
                                                                   14,282,273
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 2.8%
Sonic Solutions 1                                  143,590          2,161,030
-----------------------------------------------------------------------------
                                                                    2,161,030
-----------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 8.7%
International DisplayWorks, Inc. 1                 162,130          1,545,099
Mindspeed Technologies, Inc. 1                     353,490            788,283
O2Micro International Ltd. 1                       185,460          1,908,383
PLX Technology, Inc. 1                             173,090          1,817,445
Sigmatel, Inc. 1                                    19,170            717,533
-----------------------------------------------------------------------------
                                                                    6,776,743
-----------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.7%
Photon Dynamics, Inc. 1                             69,610          1,326,767
-----------------------------------------------------------------------------
                                                                    1,326,767
-----------------------------------------------------------------------------

RETAIL -- 3.6%
Design Within Reach, Inc. 1                         19,100            300,539
Overstock.com, Inc. 1                                8,270            355,527
Priceline.com, Inc. 1                               83,790          2,111,508
-----------------------------------------------------------------------------
                                                                    2,767,574
-----------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 2.5%
ZipRealty, Inc. 1                                  137,800          1,941,602
-----------------------------------------------------------------------------
                                                                    1,941,602
-----------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.1%
IAC/InterActiveCorp 1                               52,725          1,174,186
Monster Worldwide, Inc. 1                           42,850          1,201,942
-----------------------------------------------------------------------------
                                                                    2,376,128
-----------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.8%
Axesstel, Inc. 1                                   137,650            604,284
-----------------------------------------------------------------------------
                                                                      604,284
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $58,955,961)                             73,556,328
-----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

14  |

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


March 31, 2005 (unaudited)                        Warrants           Value
-----------------------------------------------------------------------------

WARRANTS -- 0.0%

COMMUNICATIONS TECHNOLOGY -- 0.0%
Novatel Wireless, Inc., Strike
  18.00, Expires 12/20/05 4,6                       18,701        $    10,501
-----------------------------------------------------------------------------
                                                                       10,501
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL WARRANTS (Cost $87,896)                                          10,501
-----------------------------------------------------------------------------


                                                                     Value
-----------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                     15,085

-----------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $12,731)                                 15,085
-----------------------------------------------------------------------------


                                                                     Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.5%
BlackRock Liquidity Funds TempCash Portfolio 8                      3,892,859
BlackRock Liquidity Funds TempFund Portfolio 8                        384,417

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,277,276)                      4,277,276
-----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4% (Cost $63,333,864)                     77,859,190
-----------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.4)%                                     (356,802)
-----------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $77,502,388
-----------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

15  |

------------------------------------------------------------------------------

Schedule of Investments - RS MidCap Opportunities Fund

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares            Value
------------------------------------------------------------------------------
COMMON STOCKS -- 95.4%

ADVERTISING AGENCIES -- 0.0%
Fastclick, Inc. 1                                    3,650        $     43,800
------------------------------------------------------------------------------
                                                                        43,800
------------------------------------------------------------------------------

AEROSPACE -- 1.0%
Rockwell Collins, Inc.                              40,000           1,903,600
------------------------------------------------------------------------------
                                                                     1,903,600
------------------------------------------------------------------------------

AIR TRANSPORT -- 1.6%
Expeditors International of
  Washington, Inc.                                  29,320           1,570,086
Southwest Airlines Co.                             118,700           1,690,288
------------------------------------------------------------------------------
                                                                     3,260,374
------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.5%
Compass Bancshares, Inc.                            31,680           1,438,272
Synovus Financial Corp.                             55,000           1,532,300
------------------------------------------------------------------------------
                                                                     2,970,572
------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.0%
Genzyme Corp. 1                                     34,160           1,955,318
------------------------------------------------------------------------------
                                                                     1,955,318
------------------------------------------------------------------------------

BUILDING MATERIALS -- 3.1%
Hughes Supply, Inc.                                 52,060           1,548,785
Martin Marietta Materials, Inc.                     38,830           2,171,373
Vulcan Materials Co.                                42,490           2,414,707
------------------------------------------------------------------------------
                                                                     6,134,865
------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.4%
Boyd Gaming Corp.                                   42,680           2,225,762
Scientific Games Corp., Class A1                   100,670           2,300,309
Station Casinos, Inc.                               33,060           2,233,203
------------------------------------------------------------------------------
                                                                     6,759,274
------------------------------------------------------------------------------

CHEMICALS -- 1.0%
Huntsman Corp. 1                                    85,700           1,998,524
------------------------------------------------------------------------------
                                                                     1,998,524
------------------------------------------------------------------------------

COAL -- 0.8%
Massey Energy Co.                                   40,680           1,628,827
------------------------------------------------------------------------------
                                                                     1,628,827
------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.4%
Gemstar-TV Guide International, Inc. 1             654,370           2,846,509
------------------------------------------------------------------------------
                                                                     2,846,509
------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 3.3%
Comverse Technology, Inc. 1                         85,850           2,165,137



March 31, 2005 (unaudited)                         Shares            Value
------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (CONTINUED)
L-3 Communications Holdings, Inc.                   20,500        $  1,455,910
NCR Corp. 1                                         55,000           1,855,700
Sonus Networks, Inc. 1                             275,000           1,166,000
------------------------------------------------------------------------------
                                                                     6,642,747
------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.6%
Adobe Systems, Inc.                                 26,640           1,789,409
Amdocs Ltd. 1                                       79,300           2,252,120
Autodesk, Inc.                                      55,000           1,636,800
F5 Networks, Inc. 1                                 30,000           1,514,700
Symantec Corp. 1                                    88,000           1,877,040
------------------------------------------------------------------------------
                                                                     9,070,069
------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.9%
NVIDIA Corp. 1                                      65,000           1,544,400
SanDisk Corp. 1                                     82,300           2,287,940
------------------------------------------------------------------------------
                                                                     3,832,340
------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 0.9%
VeriSign, Inc. 1                                    62,700           1,799,490
------------------------------------------------------------------------------
                                                                     1,799,490
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Chicago Mercantile Exchange                         13,000           2,522,390
------------------------------------------------------------------------------
                                                                     2,522,390
------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.0%
American Standard Cos., Inc.                        42,150           1,959,132
------------------------------------------------------------------------------
                                                                     1,959,132
------------------------------------------------------------------------------

DRUG & GROCERY STORE CHAINS -- 0.8%
Whole Foods Market, Inc.                            15,000           1,531,950
------------------------------------------------------------------------------
                                                                     1,531,950
------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.0%
Andrx Group1                                        87,925           1,993,260
Valeant Pharmaceuticals International               87,000           1,959,240
------------------------------------------------------------------------------
                                                                     3,952,500
------------------------------------------------------------------------------

ELECTRONICS -- 2.2%
Amphenol Corp., Class A                             45,500           1,685,320
Avid Technology, Inc. 1                             50,000           2,706,000
------------------------------------------------------------------------------
                                                                     4,391,320
------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.6%
Altera Corp. 1                                      91,547           1,810,800
Broadcom Corp., Class A 1                           59,800           1,789,216
Freescale Semiconductor, Inc., Class
  A1                                               109,800           1,861,110


See notes to Schedule of Investments on page 29.

16  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares            Value
------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Linear Technology Corp.                             41,860        $  1,603,656
Marvell Technology Group Ltd. 1                     47,550           1,823,067
National Semiconductor Corp.                       106,700           2,199,087
------------------------------------------------------------------------------
                                                                    11,086,936
------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.7%
Reliant Energy, Inc. 1                             130,210           1,481,790
------------------------------------------------------------------------------
                                                                     1,481,790
------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.9%
CapitalSource, Inc. 1                               74,940           1,723,620
------------------------------------------------------------------------------
                                                                     1,723,620
------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.7%
CheckFree Corp. 1                                   46,400           1,891,264
Global Payments, Inc.                               22,250           1,434,902
------------------------------------------------------------------------------
                                                                     3,326,166
------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 4.1%
DaVita, Inc. 1                                      37,150           1,554,727
Quest Diagnostics, Inc.                             26,260           2,760,714
Renal Care Group, Inc. 1                            46,650           1,769,901
Triad Hospitals, Inc. 1                             42,500           2,129,250
------------------------------------------------------------------------------
                                                                     8,214,592
------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.8%
Community Health Systems, Inc. 1                    46,300           1,616,333
------------------------------------------------------------------------------
                                                                     1,616,333
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.9%
Express Scripts, Inc. 1                             20,000           1,743,800
Medco Health Solutions, Inc. 1                      42,350           2,099,290
------------------------------------------------------------------------------
                                                                     3,843,090
------------------------------------------------------------------------------

HOMEBUILDING -- 2.4%
D.R. Horton, Inc.                                   70,920           2,073,701
Lennar Corp.                                        49,130           2,784,688
------------------------------------------------------------------------------
                                                                     4,858,389
------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.9%
Hilton Hotels Corp.                                 93,400           2,087,490
Marriott International, Inc., Class A               24,000           1,604,640
------------------------------------------------------------------------------
                                                                     3,692,130
------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.8%
Assurant, Inc.                                      48,500           1,634,450
CIGNA Corp.                                         20,430           1,824,399
Genworth Financial, Inc., Class A                   79,700           2,193,344
------------------------------------------------------------------------------
                                                                     5,652,193
------------------------------------------------------------------------------



March 31, 2005 (unaudited)                         Shares            Value
------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY -- 1.0%
Endurance Specialty Holdings Ltd.                   55,000        $  2,081,200
------------------------------------------------------------------------------
                                                                     2,081,200
------------------------------------------------------------------------------

JEWELRY, WATCHES & GEMSTONES -- 0.6%
Tiffany & Co.                                       34,800           1,201,296
------------------------------------------------------------------------------
                                                                     1,201,296
------------------------------------------------------------------------------

LEISURE TIME -- 1.7%
Penn National Gaming, Inc. 1                        55,000           1,615,900
Royal Caribbean Cruises Ltd.                        40,620           1,815,308
------------------------------------------------------------------------------
                                                                     3,431,208
------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.5%
Baker Hughes, Inc.                                  40,000           1,779,600
BJ Services Co.                                     38,500           1,997,380
Nabors Industries Ltd. 1                            36,300           2,146,782
National-Oilwell Varco, Inc. 1                      36,600           1,709,220
Pride International, Inc. 1                         55,000           1,366,200
------------------------------------------------------------------------------
                                                                     8,999,182
------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.1%
C. R. Bard, Inc.                                    31,150           2,120,692
Cytyc Corp. 1                                       96,250           2,214,712
Kinetic Concepts, Inc. 1                            30,930           1,844,975
------------------------------------------------------------------------------
                                                                     6,180,379
------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 0.8%
Fortune Brands, Inc.                                18,600           1,499,718
------------------------------------------------------------------------------
                                                                     1,499,718
------------------------------------------------------------------------------

OFFSHORE DRILLING -- 0.8%
ENSCO International, Inc.                           40,000           1,506,400
------------------------------------------------------------------------------
                                                                     1,506,400
------------------------------------------------------------------------------

PAINTS & COATINGS -- 0.8%
RPM International, Inc.                             82,000           1,498,960
------------------------------------------------------------------------------
                                                                     1,498,960
------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.0%
KLA-Tencor Corp.                                    38,870           1,788,409
Lam Research Corp. 1                                76,070           2,195,380
Novellus Systems, Inc. 1                            76,000           2,031,480
------------------------------------------------------------------------------
                                                                     6,015,269
------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.1%
XM Satellite Radio Holdings, Inc.,
  Class A 1                                         67,990           2,141,685
------------------------------------------------------------------------------
                                                                     2,141,685
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

17  |

-----------------------------------------------------------------------------

Schedule of Investments - RS MidCap Opportunities Fund

-----------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares            Value
-----------------------------------------------------------------------------
RESTAURANTS -- 1.0%
Yum! Brands, Inc.                                   37,920        $  1,964,635
------------------------------------------------------------------------------
                                                                     1,964,635
------------------------------------------------------------------------------

RETAIL -- 4.0%
Dollar General Corp.                                98,570           2,159,669
Fisher Scientific International,
  Inc. 1                                            26,560           1,511,795
Pacific Sunwear of California, Inc. 1              101,610           2,843,048
Staples, Inc.                                       46,000           1,445,780
------------------------------------------------------------------------------
                                                                     7,960,292
------------------------------------------------------------------------------

SAVINGS & LOAN -- 0.8%
Sovereign Bancorp, Inc.                             71,500           1,584,440
------------------------------------------------------------------------------
                                                                     1,584,440
------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 0.8%
The Corporate Executive Board Co.                   24,860           1,589,797
------------------------------------------------------------------------------
                                                                     1,589,797
------------------------------------------------------------------------------

SHIPPING -- 1.7%
Overseas Shipholding Group, Inc.                    29,400           1,849,554
UTI Worldwide, Inc.                                 22,450           1,559,153
------------------------------------------------------------------------------
                                                                     3,408,707
------------------------------------------------------------------------------

STEEL -- 1.8%
Harsco Corp.                                        26,000           1,549,860
Nucor Corp.                                         35,000           2,014,600
------------------------------------------------------------------------------
                                                                     3,564,460
------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 2.0%
American Tower Corp., Class A 1                    109,200           1,990,716
Crown Castle International Corp. 1                 118,950           1,910,337
------------------------------------------------------------------------------
                                                                     3,901,053
------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 2.6%
Coach, Inc. 1                                       27,650           1,565,820
Polo Ralph Lauren Corp.                             45,350           1,759,580
Quiksilver, Inc. 1                                  60,000           1,741,800
------------------------------------------------------------------------------
                                                                     5,067,200
------------------------------------------------------------------------------

TRUCKERS -- 1.0%
Yellow Roadway Corp. 1                              33,000           1,931,820
------------------------------------------------------------------------------
                                                                     1,931,820
------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 1.8%
Allegheny Energy, Inc. 1                            97,500           2,014,350
The AES Corp. 1                                     94,960           1,555,445
------------------------------------------------------------------------------
                                                                     3,569,795
------------------------------------------------------------------------------



March 31, 2005 (unaudited)                         Shares            Value
------------------------------------------------------------------------------
UTILITIES - GAS DISTRIBUTORS -- 1.6%
ONEOK, Inc.                                         55,000        $  1,695,100
UGI Corp.                                           31,300           1,421,646
------------------------------------------------------------------------------
                                                                     3,116,746
------------------------------------------------------------------------------

UTILITIES - GAS PIPELINES -- 1.1%
The Williams Cos., Inc.                            119,000           2,238,390
------------------------------------------------------------------------------
                                                                     2,238,390
------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 2.2%
Nextel Partners, Inc., Class A 1                   114,000           2,503,440
Telewest Global, Inc. 1                            105,700           1,880,403
------------------------------------------------------------------------------
                                                                     4,383,843
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $166,335,929)                            189,535,315
------------------------------------------------------------------------------


                                                                      Value
------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                      23,989

------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $19,345)                                  23,989
------------------------------------------------------------------------------


                                                                      Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
BlackRock Liquidity Funds TempCash Portfolio 8                       9,895,949

------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $9,895,949)                       9,895,949
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4% (Cost $176,251,223)                    199,455,253
------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.4)%                                      (766,903)
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $198,688,350
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

18  |

------------------------------------------------------------------------------
Schedule of Investments - RS Smaller Company Growth Fund
------------------------------------------------------------------------------


March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS -- 94.7%

ADVERTISING AGENCIES -- 0.7%
Fastclick, Inc. 1                                    3,550        $     42,600
ValueClick, Inc. 1                                 129,800           1,377,178
------------------------------------------------------------------------------
                                                                     1,419,778

AUTO PARTS - ORIGINAL EQUIPMENT -- 0.8%
IMPCO Technologies, Inc. 1                         289,910           1,558,266
------------------------------------------------------------------------------
                                                                     1,558,266
------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.2%
Nara Bancorp, Inc.                                  27,270             383,143
PrivateBancorp, Inc.                                66,880           2,100,701
Southwest Bancorporation of Texas,
   Inc.                                             97,270           1,784,905
------------------------------------------------------------------------------
                                                                     4,268,749
------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.2%
Alexion Pharmaceuticals, Inc. 1                     71,250           1,543,631
Rigel Pharmaceuticals, Inc. 1                       90,660           1,454,187
VaxGen, Inc.1                                      110,250           1,375,920
------------------------------------------------------------------------------
                                                                     4,373,738
------------------------------------------------------------------------------

BUILDING - ROOFING & WALLBOARD -- 1.0%
Beacon Roofing Supply, Inc. 1                       94,450           2,067,038
------------------------------------------------------------------------------
                                                                     2,067,038
------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.9%
NCI Building Systems, Inc. 1                        51,380           1,983,268
Trex Company, Inc. 1                                37,880           1,682,251
------------------------------------------------------------------------------
                                                                     3,665,519
------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.3%
Century Casinos, Inc. 1                             53,900             488,873
Mikohn Gaming Corp. 1                              159,850           2,007,716
Scientific Games Corp., Class A 1                  176,600           4,035,310
------------------------------------------------------------------------------
                                                                     6,531,899
------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.4%
j2 Global Communications, Inc. 1                    85,120           2,920,467
RADVision Ltd.1                                    137,920           1,746,067
------------------------------------------------------------------------------
                                                                     4,666,534
------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 13.3%
Digitas, Inc. 1                                    290,970           2,938,797
Epicor Software Corp. 1                            151,840           1,989,104
Equinix, Inc. 1                                     51,990           2,201,257
Infocrossing, Inc. 1                               141,570           2,242,469
Keynote Systems, Inc. 1                            238,320           2,828,858
Mercury Computer Systems, Inc. 1                    85,140           2,348,161
Merge Technologies, Inc. 1                         119,370           2,094,944



March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Online Resources Corp. 1                             6,600        $     58,146
Openwave Systems, Inc. 1                           145,000           1,767,550
Optimal Group, Inc., Class A 1                     102,200           1,857,996
RADWARE Ltd. 1                                      66,710           1,565,684
SafeNet, Inc. 1                                     89,110           2,611,814
Synplicity, Inc. 1                                 288,640           1,619,270
------------------------------------------------------------------------------
                                                                    26,124,050
------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.9%
M-Systems Flash Disk Pioneers Ltd. 1                69,300           1,527,372
RadiSys Corp. 1                                    157,540           2,230,766
------------------------------------------------------------------------------
                                                                     3,758,138
------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.4%
InfoSpace, Inc. 1                                   52,960           2,162,357
Lifeline Systems, Inc. 1                            85,600           2,595,392
------------------------------------------------------------------------------
                                                                     4,757,749
------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 4.7%
AtheroGenics, Inc. 1                                94,870           1,241,848
Connetics Corp. 1                                   80,450           2,034,581
Priority Healthcare Corp., Class B 1                93,020           2,012,023
QLT, Inc. 1                                        138,240           1,777,766
Salix Pharmaceuticals Ltd .1                       134,890           2,224,336
------------------------------------------------------------------------------
                                                                     9,290,554
------------------------------------------------------------------------------

EDUCATION SERVICES -- 1.3%
Laureate Education, Inc. 1                          57,750           2,471,122
------------------------------------------------------------------------------
                                                                     2,471,122
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.7%
Sonic Solutions 1                                   96,800           1,456,840
------------------------------------------------------------------------------
                                                                     1,456,840
------------------------------------------------------------------------------

ELECTRONICS -- 1.5%
BEI Technologies, Inc.                              73,490           1,761,555
SRS Labs, Inc. 1                                   312,810           1,248,112
------------------------------------------------------------------------------
                                                                     3,009,667
------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 0.3%
Faro Technologies, Inc. 1                           26,480             623,339
------------------------------------------------------------------------------
                                                                       623,339
------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 3.1%
Microsemi Corp. 1                                  110,290           1,796,624
O2Micro International Ltd. 1                       227,770           2,343,753
SiRF Technology Holdings, Inc. 1                   169,560           1,892,290
------------------------------------------------------------------------------
                                                                     6,032,667
------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

19  |

March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
ELECTRONICS - TECHNOLOGY -- 1.4%
DRS Technologies, Inc. 1                            63,080        $  2,680,900
------------------------------------------------------------------------------
                                                                     2,680,900
------------------------------------------------------------------------------

ENTERTAINMENT -- 0.3%
Image Entertainment, Inc. 1                        100,290             548,586
------------------------------------------------------------------------------
                                                                       548,586
------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.8%
Cash America International, Inc.                    73,600           1,614,048
------------------------------------------------------------------------------
                                                                     1,614,048
------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.1%
Kindred Healthcare, Inc. 1                          60,060           2,108,106
------------------------------------------------------------------------------
                                                                     2,108,106
------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.8%
Providence Service Corp. 1                          69,920           1,625,976
------------------------------------------------------------------------------
                                                                     1,625,976
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.3%
Amedisys, Inc. 1                                    57,040           1,725,460
LabOne, Inc. 1                                      78,640           2,711,507
------------------------------------------------------------------------------
                                                                     4,436,967
------------------------------------------------------------------------------

HOTEL/MOTEL -- 0.8%
Kerzner International Ltd. 1                        25,790           1,579,122
------------------------------------------------------------------------------
                                                                     1,579,122
------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 1.7%
Artesyn Technologies, Inc. 1                       199,080           1,733,987
X-Rite, Inc.                                       108,660           1,634,246
------------------------------------------------------------------------------
                                                                     3,368,233
------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 3.3%
Affirmative Insurance Holdings, Inc.               117,600           1,734,600
Infinity Property & Casualty Corp.                  61,180           1,912,487
Tower Group, Inc.                                  216,850           2,892,779
------------------------------------------------------------------------------
                                                                     6,539,866
------------------------------------------------------------------------------

LEISURE TIME -- 2.2%
K2, Inc. 1                                         188,510           2,592,013
Orange 21, Inc. 1                                  265,000           1,722,500
------------------------------------------------------------------------------
                                                                     4,314,513
------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.0%
Cal Dive International, Inc. 1                      36,580           1,657,074
Oil States International, Inc. 1                    93,360           1,918,548
Patterson-UTI Energy, Inc.                          89,780           2,246,296
Superior Energy Services, Inc. 1                   113,690           1,955,468
------------------------------------------------------------------------------
                                                                     7,777,386
------------------------------------------------------------------------------



March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
MACHINERY - SPECIALTY -- 1.2%
Engineered Support Systems, Inc.                    43,960        $  2,352,739
------------------------------------------------------------------------------
                                                                     2,352,739
------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.7%
Encore Medical Corp. 1                             364,760           1,962,409
Laserscope1                                         65,520           2,079,605
OraSure Technologies, Inc. 1                        54,000             397,440
Orthovita, Inc. 1                                  377,600           1,283,840
PolyMedica Corp.                                    75,530           2,398,833
Syneron Medical Ltd. 1                              36,370           1,158,748
The Spectranetics Corp. 1                          361,950           1,882,140
------------------------------------------------------------------------------
                                                                    11,163,015
------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.0%
America Service Group Inc. 1                        90,605           2,005,089
------------------------------------------------------------------------------
                                                                     2,005,089
------------------------------------------------------------------------------

METAL FABRICATING -- 0.9%
Maverick Tube Corp. 1                               52,410           1,703,849
------------------------------------------------------------------------------
                                                                     1,703,849
------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.9%
Grey Wolf, Inc. 1                                  277,260           1,824,371
Unit Corp. 1                                        41,660           1,881,782
------------------------------------------------------------------------------
                                                                     3,706,153
------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 1.3%
Headwaters, Inc. 1                                  75,660           2,483,161
------------------------------------------------------------------------------
                                                                     2,483,161
------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
Ultratech, Inc. 1                                  107,630           1,571,398
------------------------------------------------------------------------------
                                                                     1,571,398
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Saxon Capital, Inc.                                 71,170           1,224,124
------------------------------------------------------------------------------
                                                                     1,224,124
------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - COMMERCIAL -- 1.7%
McGrath Rentcorp                                   144,040           3,367,655
------------------------------------------------------------------------------
                                                                     3,367,655
------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 0.8%
Aaron Rents, Inc.                                   78,010           1,560,200
------------------------------------------------------------------------------
                                                                     1,560,200
------------------------------------------------------------------------------

RESTAURANTS -- 2.1%
Cosi, Inc. 1                                       260,290           1,769,972
RARE Hospitality International,
   Inc. 1                                           75,070           4,318,162
------------------------------------------------------------------------------
                                                                     4,088,134
------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

20  |

March 31, 2005 (unaudited)                         Shares             Value
------------------------------------------------------------------------------
RETAIL -- 3.5%
Charlotte Russe Holding, Inc. 1                    129,160        $  1,668,747
Guitar Center, Inc. 1                               41,190           2,258,448
Jos. A. Bank Clothiers, Inc. 1                      97,965           2,870,374
------------------------------------------------------------------------------
                                                                     6,797,569
------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.9%
Chemed Corp.                                        41,580           3,180,039
FirstService Corp. 1                                46,610             941,056
Kforce, Inc. 1                                     239,210           2,628,918
Navigant Consulting, Inc. 1                         66,010           1,797,452
Rollins, Inc.                                       64,000           1,190,400
Steiner Leisure Ltd. 1                              59,070           1,930,998
------------------------------------------------------------------------------
                                                                    11,668,863
------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.9%
SymmetriCom, Inc. 1                                159,640           1,770,408
------------------------------------------------------------------------------
                                                                     1,770,408
------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.2%
Ashworth, Inc. 1                                   210,818           2,401,217
------------------------------------------------------------------------------
                                                                     2,401,217
------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.2%
Vitran Corp., Inc. 1                               160,100           2,377,485
------------------------------------------------------------------------------
                                                                     2,377,485
------------------------------------------------------------------------------

TRUCKERS -- 1.6%
Forward Air Corp.                                   37,310           1,588,660
Old Dominion Freight Line, Inc. 1                   49,470           1,540,990
------------------------------------------------------------------------------
                                                                     3,129,650
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $159,385,899)                            186,040,059
------------------------------------------------------------------------------


                                                                      Value
------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                      28,980

------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $23,807)                                  28,980
------------------------------------------------------------------------------


                                                                      Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%
BlackRock Liquidity Funds TempCash Portfolio 8                      10,001,928
PNC Bank Money Market Account 9                                      1,645,759

------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $11,647,687)                     11,647,687
------------------------------------------------------------------------------


March 31, 2005 (unaudited)                                            Value
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.6% (Cost $171,057,393)                   $197,716,726
------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.6)%                                    (1,248,781)
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $196,467,945
------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

21  |

-------------------------------------------------------------------------------

Schedule of Investments - RS Global Natural Resources Fund

-------------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2        Shares           Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 84.6%

AGRICULTURE - FISHING & RANCHING -- 2.0%
Agrium, Inc.                              CAD       1,124,300    $   20,602,332
-------------------------------------------------------------------------------
                                                                     20,602,332
-------------------------------------------------------------------------------

ALUMINUM -- 3.5%
Alcan, Inc.                                           540,300        20,488,176
Century Aluminum Co. 1                                485,600        14,694,256
-------------------------------------------------------------------------------
                                                                     35,182,432
-------------------------------------------------------------------------------

CHEMICALS -- 2.1%
Nalco Holding Co. 1                                   874,200        16,461,186
UAP Holding Corp. 1                                   311,140         5,009,354
-------------------------------------------------------------------------------
                                                                     21,470,540
-------------------------------------------------------------------------------

COAL -- 7.4%
Arch Coal, Inc.                                       283,740        12,203,658
Fording Canadian Coal Trust               CAD          71,700         6,570,549
Peabody Energy Corp.                                  278,600        12,915,896
Western Canadian Coal Corp. 1             CAD       1,513,300         6,504,244
Westshore Terminals Income Fund  CAD                1,901,000        19,326,611
XStrata PLC                               GBP         933,414        17,814,254
-------------------------------------------------------------------------------
                                                                     75,335,212
-------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 2.0%
Crosstex Energy, Inc.                                 382,707        16,751,085
Peyto Energy Trust                        CAD          78,000         3,333,141
-------------------------------------------------------------------------------
                                                                     20,084,226
-------------------------------------------------------------------------------

FOREST PRODUCTS -- 1.2%
International Forest Products
  Ltd., Class A 1                         CAD         902,300         5,369,724
West Fraser Timber Co. Ltd.               CAD         151,700         6,369,682
-------------------------------------------------------------------------------
                                                                     11,739,406
-------------------------------------------------------------------------------

GOLD -- 3.1%
Goldcorp, Inc.                            CAD       1,896,800        27,028,832
Kinross Gold Corp. 1                      CAD         734,500         4,468,256
-------------------------------------------------------------------------------
                                                                     31,497,088
-------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.7%
PICO Holdings, Inc. 1                                 286,778         7,430,418
-------------------------------------------------------------------------------
                                                                      7,430,418
-------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 10.3%
Ensign Resource Service Group,
   Inc.                                   CAD         780,000        17,374,881
Key Energy Services, Inc. 1                         1,116,000        12,800,520
National-Oilwell Varco, Inc. 1                        468,800        21,892,960
Patterson-UTI Energy, Inc.                          1,030,000        25,770,600



March 31, 2005 (unaudited) Foreign Currency 2        Shares           Value
-------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES (CONTINUED)
Trican Well Service Ltd. 1                CAD         263,000    $   16,955,821
Weatherford International Ltd. 1                      171,200         9,919,328
-------------------------------------------------------------------------------
                                                                    104,714,110
-------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 0.3%
Bucyrus International, Inc.,
   Class A                                             76,700         2,995,902
-------------------------------------------------------------------------------
                                                                      2,995,902
-------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 21.7%
Aur Resources, Inc.                       CAD       1,898,700        11,079,739
BHP Billiton Ltd., ADR 3                              876,000        24,510,480
Companhia Vale do Rio Doce, ADR 3                     780,000        24,655,800
Inco Ltd. 1                                           685,000        27,263,000
Ivanhoe Nickel & Platinum
  Ltd. 1,4,5                                          203,624         1,628,992
Labrador Iron Ore Royalty Income
  Fund                                    CAD         960,100        18,260,033
LionOre Mining International
  Ltd. 1                                  CAD       2,542,200        14,288,515
Minefinders Corp. Ltd. 1,7                CAD       2,485,000        16,616,646
Noranda, Inc.                             CAD       1,825,000        36,670,455
Northern Orion Resources, Inc. 1          CAD       2,157,300         6,258,729
Sherritt International Corp. 1            CAD       1,295,900        10,604,133
Teck Cominco Ltd., Class B                CAD         764,000        28,322,023
-------------------------------------------------------------------------------
                                                                    220,158,545
-------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 20.3%
Clear Energy, Inc. 1,7                    CAD       3,736,000        16,983,924
Compton Petroleum Corp. 1                 CAD       1,284,600        12,900,682
Denbury Resources, Inc. 1                             321,340        11,320,808
EnCana Corp.                              CAD         318,900        22,518,186
EOG Resources, Inc.                                   116,000         5,653,840
Forest Oil Corp. 1                                    551,100        22,319,550
Hawker Resources, Inc. 1                  CAD       1,281,300         5,030,520
Precision Drilling Corp. 1                            179,500        13,401,470
Progress Energy Trust                     CAD       1,789,000        19,784,948
Talisman Energy, Inc.                     CAD       1,185,000        40,539,860
Western Oil Sands, Inc., Class A 1        CAD         771,000        35,687,069
-------------------------------------------------------------------------------
                                                                    206,140,857
-------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 9.0%
Exxon Mobil Corp.                                     650,000        38,740,000
Paramount Resources Ltd. 1                CAD       1,350,900        34,602,960
Petroleo Brasileiro S.A., ADR 3                       411,200        18,166,816
-------------------------------------------------------------------------------
                                                                     91,509,776
-------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

22  |

-------------------------------------------------------------------------------

Schedule of Investments - RS Global Natural Resources Fund (continued)O

-------------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2        Shares           Value
-------------------------------------------------------------------------------

PAPER -- 0.8%
Fraser Papers, Inc. 1                     CAD         760,900    $    7,553,340
-------------------------------------------------------------------------------
                                                                      7,553,340
-------------------------------------------------------------------------------

STEEL -- 0.2%
Steel Dynamics, Inc.                                   50,600         1,743,170
-------------------------------------------------------------------------------
                                                                      1,743,170
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $720,519,361)                             858,157,354
-------------------------------------------------------------------------------


                                                                      Value
-------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                       28,113

-------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $25,852)                                   28,113
-------------------------------------------------------------------------------


                                                                      Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.9%
BlackRock Liquidity Funds TempCash Portfolio 8                       50,879,589
BlackRock Liquidity Funds TempFund Portfolio 8                       49,352,391
PNC Bank Money Market Account 9                                      30,605,774

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $130,837,754)                    130,837,754
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.5% (Cost $851,382,967)                      989,023,221
-------------------------------------------------------------------------------
OTHER ASSETS, NET -- 2.5%                                            25,244,623
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,014,267,844
-------------------------------------------------------------------------------


See notes to Schedule of Investments on page 29.

23  |

------------------------------------------------------------------------------

Schedule of Investments - RS Partners Fund

------------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2       Shares           Value
------------------------------------------------------------------------------
COMMON STOCKS -- 89.2%

ADVERTISING AGENCIES -- 2.2%
ADVO, Inc.                                          1,143,490   $   42,823,700
------------------------------------------------------------------------------
                                                                    42,823,700
------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 0.8%
Commercial Vehicle Group, Inc. 1                      764,500       15,290,000
------------------------------------------------------------------------------
                                                                    15,290,000
------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 0.9%
Franklin Bank Corp. 1                                 945,700       16,313,325
Preferred Bank, Los Angeles                            10,150          404,985
------------------------------------------------------------------------------
                                                                    16,718,310
------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 0.7%
Liberty Media International,
   Inc., Class A 1                                    323,362       14,143,854
------------------------------------------------------------------------------
                                                                    14,143,854
------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.7%
Magna Entertainment Corp., Class
  A 1                                               1,226,111        7,528,322
Scientific Games Corp., Class A 1                   1,970,000       45,014,500
------------------------------------------------------------------------------
                                                                    52,542,822
------------------------------------------------------------------------------

CHEMICALS -- 2.4%
Nalco Holding Co. 1                                 2,427,450       45,708,883
------------------------------------------------------------------------------
                                                                    45,708,883
------------------------------------------------------------------------------

COAL -- 3.7%
Fording Canadian Coal Trust               CAD         349,100       31,991,335
Peabody Energy Corp.                                  841,000       38,988,760
------------------------------------------------------------------------------
                                                                    70,980,095
------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 0.3%
Novell, Inc. 1                                        865,100        5,155,996
------------------------------------------------------------------------------
                                                                     5,155,996
------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.0%
DoubleClick, Inc. 1                                 5,065,100       39,001,270
------------------------------------------------------------------------------
                                                                    39,001,270
------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.9%
American Greetings Corp., Class A                   1,421,480       36,219,310
------------------------------------------------------------------------------
                                                                    36,219,310
------------------------------------------------------------------------------

DIVERSIFIED -- 1.1%
Onex Corp.                                CAD       1,241,500       20,276,927
------------------------------------------------------------------------------
                                                                    20,276,927
------------------------------------------------------------------------------



March 31, 2005 (unaudited) Foreign Currency 2       Shares           Value
------------------------------------------------------------------------------
EDUCATION SERVICES -- 1.0%
ITT Educational Services, Inc. 1                      388,750   $   18,854,375
------------------------------------------------------------------------------
                                                                    18,854,375
------------------------------------------------------------------------------

FINANCE - SMALL LOANS -- 0.2%
Nelnet, Inc., Class A 1                               152,000        4,838,160
------------------------------------------------------------------------------
                                                                     4,838,160
------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.5%
John H. Harland Co.7                                1,396,000       47,966,560
------------------------------------------------------------------------------
                                                                    47,966,560
------------------------------------------------------------------------------

FOODS -- 1.1%
NBTY, Inc. 1                                          881,000       22,104,290
------------------------------------------------------------------------------
                                                                    22,104,290
------------------------------------------------------------------------------

FOREST PRODUCTS -- 1.2%
West Fraser Timber Co. Ltd.               CAD         550,200       23,102,170
------------------------------------------------------------------------------
                                                                    23,102,170
------------------------------------------------------------------------------

GOLD -- 3.6%
Goldcorp, Inc.                            CAD       3,935,900       56,085,396
Kinross Gold Corp. 1                      CAD       2,113,000       12,854,221
------------------------------------------------------------------------------
                                                                    68,939,617
------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 3.1%
Kindred Healthcare, Inc. 1                          1,725,900       60,579,090
------------------------------------------------------------------------------
                                                                    60,579,090
------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 3.1%
AMERIGROUP Corp. 1                                    929,000       33,964,240
Centene Corp. 1                                       844,000       25,311,560
------------------------------------------------------------------------------
                                                                    59,275,800
------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.9%
Apria Healthcare Group, Inc. 1                        544,400       17,475,240
------------------------------------------------------------------------------
                                                                    17,475,240
------------------------------------------------------------------------------

HOMEBUILDING -- 2.2%
Desarrolladora Homex S.A. de
  C.V., ADR 1,3                                     1,702,900       41,857,282
------------------------------------------------------------------------------
                                                                    41,857,282
------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.3%
Select Comfort Corp. 1                              1,186,550       24,253,082
------------------------------------------------------------------------------
                                                                    24,253,082
------------------------------------------------------------------------------

INSURANCE - LIFE -- 1.0%
Scottish Re Group Ltd.                                855,300       19,261,356
------------------------------------------------------------------------------
                                                                    19,261,356
------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

24  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2       Shares           Value
------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY -- 2.2%
Affirmative Insurance Holdings,
  Inc. 7                                              859,400   $   12,676,150
Endurance Specialty Holdings Ltd.                     790,200       29,901,168
------------------------------------------------------------------------------
                                                                    42,577,318
------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.0%
Magellan Health Services, Inc. 1                    1,119,400       38,115,570
------------------------------------------------------------------------------
                                                                    38,115,570
------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 3 0%
LionOre Mining International
  Ltd. 1                                  CAD       4,646,000       26,112,989
Sherritt International Corp.1             CAD       3,818,900       31,249,420
------------------------------------------------------------------------------
                                                                    57,362,409
------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER STAPLES -- 2.4%
Coinmach Service Corp.                              1,650,100       21,698,815
Herbalife Ltd. 1                                    1,656,500       25,245,060
------------------------------------------------------------------------------
                                                                    46,943,875
------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.7%
GenCorp, Inc.                                       1,656,700       33,134,000
------------------------------------------------------------------------------
                                                                    33,134,000
------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.9%
Compton Petroleum Corp. 1                 CAD       5,460,300       54,835,430
------------------------------------------------------------------------------
                                                                    54,835,430
------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 2.2%
Paramount Resources Ltd. 1                CAD       1,658,100       42,471,810
------------------------------------------------------------------------------
                                                                    42,471,810
------------------------------------------------------------------------------

PAPER -- 0.3%
Fraser Papers, Inc. 1                     CAD         589,440        5,851,283
------------------------------------------------------------------------------
                                                                     5,851,283
------------------------------------------------------------------------------

PUBLISHING - MISCELLANEOUS -- 0.3%
Playboy Enterprises, Inc., Class
  B 1                                                 467,000        6,024,300
------------------------------------------------------------------------------
                                                                     6,024,300
------------------------------------------------------------------------------

REAL ESTATE -- 2.3%
MI Developments, Inc., Class A                      1,373,500       43,608,625
------------------------------------------------------------------------------
                                                                    43,608,625

------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 5.1%
BioMed Realty Trust, Inc. 7                         1,818,000       37,450,800
Digital Realty Trust, Inc. 7                        1,565,000       22,489,050
Ventas, Inc.                                        1,507,200       37,619,712
------------------------------------------------------------------------------
                                                                    97,559,562
------------------------------------------------------------------------------



March 31, 2005 (unaudited) Foreign Currency 2       Shares           Value
------------------------------------------------------------------------------
RESTAURANTS -- 4.1%
Triarc Cos., Inc., Class B 7                        5,702,800   $   78,869,724
------------------------------------------------------------------------------
                                                                    78,869,724
------------------------------------------------------------------------------

RETAIL -- 6.5%
Blockbuster, Inc., Class A                          1,508,100       13,316,523
Blockbuster, Inc., Class B                          3,901,300       32,614,868
Dollar Tree Stores, Inc. 1                          1,955,000       56,167,150
The Gymboree Corp. 1,7                              1,790,700       22,455,378
------------------------------------------------------------------------------
                                                                   124,553,919
------------------------------------------------------------------------------

SCIENTIFIC EQUIPMENT & SUPPLIERS -- 2.0%
Varian, Inc. 1                                      1,014,460       38,437,889
------------------------------------------------------------------------------
                                                                    38,437,889
------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.0%
Corrections Corporation of
  America 1                                           603,600       23,298,960
Gevity HR, Inc. 7                                   2,449,800       46,840,176
Regis Corp.                                           500,000       20,465,000
Sirva, Inc. 1                                         642,680        4,569,455
------------------------------------------------------------------------------
                                                                    95,173,591
------------------------------------------------------------------------------

STEEL -- 0.2%
Steel Dynamics, Inc.                                  133,400        4,595,630
------------------------------------------------------------------------------
                                                                     4,595,630
------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 2.1%
PanAmSat Holding Corp.                              2,324,350       39,513,950
------------------------------------------------------------------------------
                                                                    39,513,950
------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 2.8%
Carter's, Inc. 1                                      815,650       32,422,088
Kellwood Co.                                          736,000       21,189,440
------------------------------------------------------------------------------
                                                                    53,611,528
------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 2.2%
UnitedGlobalCom, Inc., Class A 1                    4,493,800       42,511,348
------------------------------------------------------------------------------
                                                                    42,511,348
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,391,107,738)                        1,713,119,950
------------------------------------------------------------------------------


                                                                     Value
------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 10                                                     120,261

------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $110,423)                                120,261
------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

25  |

------------------------------------------------------------------------------

------------------------------------------------------------------------------


March 31, 2005 (unaudited)                                           Value
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 11.3%
BlackRock Liquidity Funds TempCash Portfolio 8                  $   98,922,820
BlackRock Liquidity Funds TempFund Portfolio 8                      98,922,820
PNC Bank Money Market Account9                                      18,574,678

------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $216,420,318)                   216,420,318
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5% (Cost $1,607,638,479)               $1,929,660,529
------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.5)%                                    (8,889,776)
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                      $1,920,770,753
------------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

26  |

-----------------------------------------------------------------------------

Schedule of Investments - RS Value Fund

-----------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2         Shares         Value
-----------------------------------------------------------------------------
COMMON STOCKS -- 83.4%

ADVERTISING AGENCIES -- 1.9%
The Interpublic Group of Cos.,
  Inc. 1                                            1,370,000    $ 16,823,600
-----------------------------------------------------------------------------
                                                                   16,823,600
-----------------------------------------------------------------------------

AGRICULTURE - FISHING & RANCHING -- 2.2%
Agrium, Inc.                              CAD       1,075,300      19,704,427
-----------------------------------------------------------------------------
                                                                   19,704,427
-----------------------------------------------------------------------------

ALUMINUM -- 2.0%
Alcan, Inc.                                           474,300      17,985,456
-----------------------------------------------------------------------------
                                                                   17,985,456
-----------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 0.0%
Preferred Bank, Los Angeles                             3,950         157,605
-----------------------------------------------------------------------------
                                                                      157,605
-----------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 2.5%
Liberty Media Corp., Class A 1                      1,710,000      17,732,700
Liberty Media International,
  Inc., Class A 1                                     104,166       4,556,221
-----------------------------------------------------------------------------
                                                                   22,288,921
-----------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.2%
Scientific Games Corp., Class A 1                     475,000      10,853,750
-----------------------------------------------------------------------------
                                                                   10,853,750
-----------------------------------------------------------------------------

CHEMICALS -- 1.2%
Nalco Holding Co. 1                                   575,150      10,830,074
-----------------------------------------------------------------------------
                                                                   10,830,074
-----------------------------------------------------------------------------

COAL -- 4.4%
Peabody Energy Corp.                                  445,680      20,661,725
XStrata PLC                               GBP       1,009,000      19,256,817
-----------------------------------------------------------------------------
                                                                   39,918,542
-----------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.9%
Rogers Communications, Inc.,
Class B                                   CAD         298,700       8,130,091
Scientific-Atlanta, Inc.                              643,000      18,145,460
-----------------------------------------------------------------------------
                                                                   26,275,551
-----------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 0.3%
Novell, Inc. 1                                        405,700       2,417,972
-----------------------------------------------------------------------------
                                                                    2,417,972
-----------------------------------------------------------------------------

CONSUMER PRODUCTS -- 2.0%
American Greetings Corp., Class A                     729,470      18,586,896
-----------------------------------------------------------------------------
                                                                   18,586,896
-----------------------------------------------------------------------------



March 31, 2005 (unaudited) Foreign Currency 2         Shares         Value
-----------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS -- 1.7%
Barr Pharmaceuticals, Inc. 1                          318,000    $ 15,527,940
-----------------------------------------------------------------------------
                                                                   15,527,940
-----------------------------------------------------------------------------

EDUCATION SERVICES -- 1.0%
ITT Educational Services, Inc. 1                      182,300       8,841,550
-----------------------------------------------------------------------------
                                                                    8,841,550
-----------------------------------------------------------------------------

FINANCE - SMALL LOANS -- 0.1%
Nelnet, Inc., Class A 1                                41,900       1,333,677
-----------------------------------------------------------------------------
                                                                    1,333,677
-----------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.4%
Corporacion GEO S.A. de C.V.,
   Series B 1                             MXP       6,058,000      13,084,175
-----------------------------------------------------------------------------
                                                                   13,084,175
-----------------------------------------------------------------------------

FOODS -- 0.7%
NBTY, Inc. 1                                          269,000       6,749,210
-----------------------------------------------------------------------------
                                                                    6,749,210
-----------------------------------------------------------------------------

GOLD -- 2.7%
Goldcorp, Inc.                            CAD       1,528,800      21,784,942
Kinross Gold Corp. 1                      CAD         424,100       2,579,969
-----------------------------------------------------------------------------
                                                                   24,364,911
-----------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.0%
Kindred Healthcare, Inc. 1                            508,800      17,858,880
-----------------------------------------------------------------------------
                                                                   17,858,880
-----------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.9%
PacifiCare Health Systems, Inc. 1                     305,870      17,410,120
-----------------------------------------------------------------------------
                                                                   17,410,120
-----------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.9%
Apria Healthcare Group, Inc. 1                        251,900       8,085,990
-----------------------------------------------------------------------------
                                                                    8,085,990
-----------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.5%
Assurant, Inc.                                        413,800      13,945,060
-----------------------------------------------------------------------------
                                                                   13,945,060
-----------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 2.8%
Endurance Specialty Holdings Ltd.                     365,600      13,834,304
The PMI Group, Inc.                                   296,300      11,262,363
-----------------------------------------------------------------------------
                                                                   25,096,667
-----------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 0.9%
Boston Scientific Corp. 1                             290,160       8,498,786
-----------------------------------------------------------------------------
                                                                    8,498,786
-----------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

27  |

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------


March 31, 2005 (unaudited) Foreign Currency 2         Shares         Value
-----------------------------------------------------------------------------
MEDICAL SERVICES -- 2.0%
Magellan Health Services, Inc. 1                      525,000    $ 17,876,250
-----------------------------------------------------------------------------
                                                                   17,876,250
-----------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 6 3%
Inco Ltd. 1                                           410,000      16,318,000
Ivanhoe Nickel & Platinum
  Ltd. 1,4,5                                          698,422       5,587,376
Noranda, Inc.                             CAD       1,174,400      23,597,689
Teck Cominco Ltd., Class B                CAD         312,400      11,580,890
-----------------------------------------------------------------------------
                                                                   57,083,955

-----------------------------------------------------------------------------
MISCELLANEOUS CONSUMER STAPLES -- 1.0%
Herbalife Ltd.1                                       565,400       8,616,696
-----------------------------------------------------------------------------
                                                                    8,616,696
-----------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.8%
Brascan Corp., Class A                    CAD         435,000      16,431,376
-----------------------------------------------------------------------------
                                                                   16,431,376
-----------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 5.7%
Talisman Energy, Inc.                     CAD         929,000      31,781,882
Western Oil Sands, Inc., Class A 1        CAD         437,000      20,227,301
-----------------------------------------------------------------------------
                                                                   52,009,183
-----------------------------------------------------------------------------

PAPER -- 0.9%
MeadWestvaco Corp.                                    263,530       8,385,525
-----------------------------------------------------------------------------
                                                                    8,385,525
-----------------------------------------------------------------------------

REAL ESTATE -- 2.3%
MI Developments, Inc., Class A                         30,800         977,900
The St. Joe Co.                                       296,000      19,920,800
-----------------------------------------------------------------------------
                                                                   20,898,700
-----------------------------------------------------------------------------

RESTAURANTS -- 2.0%
Yum! Brands, Inc.                                     350,000      18,133,500
-----------------------------------------------------------------------------
                                                                   18,133,500
-----------------------------------------------------------------------------

RETAIL -- 10.1%
Blockbuster, Inc., Class A                          1,440,000      12,715,200
Blockbuster, Inc., Class B                            746,900       6,244,084
Dollar General Corp.                                  606,000      13,277,460
Dollar Tree Stores, Inc. 1                            860,000      24,707,800
Family Dollar Stores, Inc.                            409,000      12,417,240
Federated Department Stores, Inc.                     186,800      11,887,952
OfficeMax, Inc.                                       310,000      10,385,000
-----------------------------------------------------------------------------
                                                                   91,634,736
-----------------------------------------------------------------------------

SCIENTIFIC EQUIPMENT & SUPPLIERS -- 1.6%
Varian, Inc. 1                                        388,767      14,730,382
-----------------------------------------------------------------------------
                                                                   14,730,382
-----------------------------------------------------------------------------



March 31, 2005 (unaudited) Foreign Currency 2         Shares         Value
-----------------------------------------------------------------------------
SERVICES - COMMERCIAL -- 3.4%
Corrections Corporation of
  America 1                                           270,000    $ 10,422,000
Regis Corp.                                           451,000      18,459,430
Sirva, Inc. 1                                         249,490       1,773,874
-----------------------------------------------------------------------------
                                                                   30,655,304
-----------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.9%
PanAmSat Holding Corp.                              1,032,750      17,556,750
-----------------------------------------------------------------------------
                                                                   17,556,750
-----------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.3%
Kellwood Co.                                          420,000      12,091,800
-----------------------------------------------------------------------------
                                                                   12,091,800
-----------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 4.9%
Cablevision Systems New York
  Group, Class A 1                                    305,000       8,555,250
Comcast Corp., Class A 1                              535,000      18,072,300
UnitedGlobalCom, Inc., Class A 1                    1,859,000      17,586,140
-----------------------------------------------------------------------------
                                                                   44,213,690
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $662,690,514)                           756,957,607
-----------------------------------------------------------------------------


                                                                     Value
-----------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.1%
RS Mutual Funds 10                                                     40,086

-----------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $35,845)                                 40,086
-----------------------------------------------------------------------------


                                                                     Value
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 17.6%
BlackRock Liquidity Funds TempCash Portfolio 8                     46,495,354
BlackRock Liquidity Funds TempFund Portfolio 8                     46,495,354
PNC Bank Money Market Account 9                                    67,332,997

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $160,323,705)                  160,323,705
-----------------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.1% (Cost $823,050,064)                   917,321,398
-----------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.1)%                                   (9,544,615)
-----------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $907,776,783
-----------------------------------------------------------------------------

See notes to Schedule of Investments on page 29.

28  |

--------------------------------------------------------------------------------

Notes to Schedule of Investments

--------------------------------------------------------------------------------

1  Non income-producing security.
2 Foreign-denominated security: CAD - Canadian Dollar, GBP - British Pound, MXP - Mexican Peso.
3  ADR -- American Depository Receipt.
4  Fair value security.
5  Restricted security.  See note below.
6  See note below on options and warrants.
7  Affiliated issuer.  See note below.
8  Money market fund registered under the Investment Company Act of 1940.
9 Money market deposit account insured by the Federal Deposit Insurance Corporation up to $100,000.
10 Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002 for disinterested Trustees.


TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at March 31, 2005, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.


                                                               Net Unrealized
                                                              Appreciation on        Gross Unrealized        Gross Unrealized
Fund                              Cost of Investments             Investments            Appreciation            Depreciation


Diversified Growth                     $  732,104,900            $ 57,957,081            $ 90,731,310             $32,774,229
-----------------------------------------------------------------------------------------------------------------------------
Emerging Growth                           960,434,844             171,360,000             216,254,604              44,894,604
-----------------------------------------------------------------------------------------------------------------------------
Growth                                    180,441,879              29,120,870              31,821,269               2,700,399
-----------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                79,942,667              15,134,572              18,569,660               3,435,088
-----------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                    64,260,064              13,599,126              16,890,481               3,291,355
-----------------------------------------------------------------------------------------------------------------------------
MidCap Opportunities                      177,077,799              22,377,454              25,510,977               3,133,523
-----------------------------------------------------------------------------------------------------------------------------
Smaller Company Growth                    171,787,512              25,929,214              33,353,016               7,423,802
-----------------------------------------------------------------------------------------------------------------------------
Global Natural Resources                  851,382,967             137,640,254             150,582,860              12,942,606
-----------------------------------------------------------------------------------------------------------------------------
Partners                                1,610,671,670             318,988,859             340,658,434              21,669,575
-----------------------------------------------------------------------------------------------------------------------------
Value                                     824,081,144              93,240,254             104,452,961              11,212,707
-----------------------------------------------------------------------------------------------------------------------------


RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at March 31, 2005.



                                                                                                                               % of
Fund                       Security                           Shares          Cost          Value         Acquisition        Fund's
                                                                                                                 Date    Net Assets

Global Natural Resources   Ivanhoe Nickel & Platinum Ltd.   203,624     $  784,997     $1,628,992    4/25/97 - 5/7/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           784,997      1,628,992                             0.16%
-----------------------------------------------------------------------------------------------------------------------------------

Value                      Ivanhoe Nickel & Platinum Ltd.   698,422      2,837,501      5,587,376    4/25/97 - 5/7/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         2,837,501      5,587,376                             0.62%
-----------------------------------------------------------------------------------------------------------------------------------


OPTIONS AND WARRANTS Options and warrants normally entitle the holder to purchase specified securities at a predetermined price during a specific period. The writer of an option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument or, in the case of an index option, a notional index amount at a specified price within a specified period of time. Certain options, including options on indexes, will require cash settlement by the Fund if the option is exercised. Purchased options are recorded as assets and written options as liabilities to the extent of premiums paid or received. When an option is exercised, the proceeds on sales for the written call option, the purchase cost of the written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


29  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2005 is listed below:


                                                   Number of
                                                 Shares Held                                 Number of
                                                at Beginning                       Gross   Shares Held                 Value at End
Fund           Issuer                                of Year         Gross    Reductions     at End of        Income      of Period
                                                                 Additions                      Period

Diversified    PC Mall, Inc.                         555,410       182,900        15,010       723,300    $       --   $  8,983,386
Growth         Viewpoint Corp.                     2,922,470            --            --     2,922,470            --      8,182,916
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  --     17,166,302
-----------------------------------------------------------------------------------------------------------------------------------

Global         Clear Energy, Inc.                  2,526,200     1,209,800            --     3,736,000            --     16,983,924
Natural
Resources      Minefinders Corp. Ltd.              2,143,400       341,600            --     2,485,000            --     16,616,646
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  --     33,600,570
-----------------------------------------------------------------------------------------------------------------------------------

Partners       Affirmative Insurance Holdings,       860,300            --           900       859,400        17,206     12,676,150
               Inc.
               BioMed Realty Trust, Inc.           1,818,000            --            --     1,818,000       490,860     37,450,800
               Digital Realty Trust, Inc.          1,565,000            --            --     1,565,000       381,469     22,489,050
               DoubleClick, Inc.                   6,535,000            --     1,469,900     5,065,100            --              *
               Gevity HR, Inc.                     1,401,100     1,048,700            --     2,449,800        92,760     46,840,176
               John H. Harland Co.                 1,396,000            --            --     1,396,000       174,500     47,966,560
               Kellwood Co.                        1,472,000            --       736,000       736,000       117,760              *
               The Gymboree Corp.                  1,790,700            --            --     1,790,700            --     22,455,378
               Triarc Cos., Inc., Class B          3,807,000     1,895,800            --     5,702,800       380,220     78,869,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           1,654,775    268,747,838
-----------------------------------------------------------------------------------------------------------------------------------

* Issuer is not an affiliated issuer at March 31, 2005


For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.


30  |


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officers and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

   (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Co-Principal Executive Officer (principal executive officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Co-Principal Executive Officer (principal executive officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, Treasurer
                           (principal financial officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.